PROSPECTUS
AS SUPPLEMENTED
OLD MUTUAL ADVISOR FUNDS II
MARCH 31, 2006
ADVISOR CLASS SHARES
Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Small Cap Value Fund
Fixed Income Funds
Old Mutual Cash Reserves Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INTRODUCTION
An Introduction to the Old Mutual Advisor Funds II® and this Prospectus
Old Mutual Advisor Funds II® (“OMAF II” or the “Trust”) is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called mutual funds. This Prospectus offers Advisor Class Shares of the Old Mutual Barrow Hanley Value Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Growth Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Strategic Small Company Fund, and Old Mutual Dwight Short Term Fixed Income Fund.
This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.
Fund Summaries
Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under each Fund’s Summary. Additional information about the Funds’ investment strategies begins on page 86.
The OMAF II Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income.
The OMAF II Funds that primarily invest in fixed income securities (“Fixed Income Funds”) are designed for more conservative investors who want to receive current income from their investments. These Funds may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.
Investment Adviser and Sub-Advisers
Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser for each Fund. Old Mutual Capital has retained the following sub-advisers to assist in managing the Funds: Analytic Investors, Inc. (“Analytic”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); CastleArk Management, LLC (“CastleArk”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners LLC (“Copper Rock”); Dwight Asset Management Company (“Dwight”); Eagle Asset Management, Inc. (“Eagle”); Heitman Real Estate Securities, LLC (“Heitman”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Thompson, Siegel & Walmsley, Inc. (“TS&W”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). Old Mutual Capital and each Sub-Adviser provide services pursuant to an interim advisory agreement and interim sub-advisory agreements, respectively, approved by the Funds’ Board of Trustees (the “Board”), while shareholder approval of new advisory and sub-advisory agreements is sought. For information about the Adviser, Sub-Advisers and their respective advisory and sub-advisory agreements, see page 93 of this Prospectus.

[On side panel: What the Funds Are – And Are Not
These Funds are mutual funds – pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.
[On side panel: Market Capitalization
The Funds that primarily invest in small cap companies will generally maintain an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will normally maintain an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large cap companies will generally maintain an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.]
An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.]

FUND SUMMARIES
OLD MUTUAL ANALYTIC U.S. LONG/SHORT FUND
(formerly known as Old Mutual Analytic Disciplined Equity Fund)
INVESTMENT APPROACH
The Fund seeks to provide investors with above-average total returns. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the Fund may invest in companies of any size, it generally invests in medium and large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
The Fund may invest in long and short positions of publicly traded equity securities. The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The Fund buys securities “long” that Analytic, the Fund’s Sub-Adviser, believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.
The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.
[On side panel: Selling Short
When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]
[On side panel: Morningstar Category: Large Blend
Sub-Adviser: Analytic Investors, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the

Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from deceases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.
Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.
Leverage Risk. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than without the use of leverage. This could result in increased volatility of returns.
PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s Class Z shares and Advisor Class shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund’s Class Z shares and Advisor Class shares would differ only to the extent that that they do not have the same expenses.

	Year-by-Year Total Returns
	as of 12/31/05
	1996	22.98%
	1997	29.83%
	1998	37.82%
	1999	20.06%
	2000	-9.33%
	2001	-6.22%
	2002	-25.47%
	2003	29.04%
	2004	9.24%
	2005	6.68%

BEST QUARTER:	Q4 1998	20.50%

WORST QUARTER:	Q3 2002	18.60%

The table below provides average annual total return information for the Fund’s Class Z shares adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Standard and Poor’s (“S&P”) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Analytic U.S. Long/Short Fund* Before Taxes	6.68%	1.00%	9.67%

Analytic U.S. Long/Short Fund* After Taxes on Distributions	6.41%	0.79%	7.66%

Analytic U.S. Long/Short Fund* After Taxes on Distributions and Sale of Fund Shares	4.34%	0.74%	7.21%

S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.91%	0.54%	9.07%

*	Data prior to January 11, 2002 includes performance of a predecessor fund. The predecessor fund was managed by Analytic and had investment goals, strategies and policies that were substantially similar to the Fund.
Prior to March, 2006, the Fund did not take short positions as part of its main investment strategies and the Fund’s performance prior to March, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.80	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.48	%(2)

Total Annual Operating Expenses Without Reimbursements and Waivers	1.53%

Expense (Reduction)/Recoupment	-0.18%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.35	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$137	$280	$428	$601	$780

6 Years	7 Years	8 Years	9 Years	10 Years
$966	$1,158	$1,357	$1,562	$1,775
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements.

     Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.65%
2	10.25%	7.43%
3	15.76%	11.35%
4	21.55%	15.22%
5	27.63%	19.22%
6	34.01%	23.35%
7	40.71%	27.63%
8	47.75%	32.06%
9	55.13%	36.65%
10	62.90%	41.39%

OLD MUTUAL BARROW HANLEY VALUE FUND
(formerly known as Old Mutual Clipper Focus Fund)
INVESTMENT APPROACH
The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow Hanley, the Fund’s Sub-Adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Large Value
Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1999	-2.13%
	2000	43.95%
	2001	11.66%
	2002	-10.68%
	2003	25.09%
	2004	6.60%
	2005	-1.23%

BEST QUARTER:	Q3 2000	20.55%

WORST QUARTER:	Q3 2002	-15.96%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/10/98)
Barrow Hanley Value Fund — Advisor Class* Before Taxes	-1.23%	5.61%	11.27%

Barrow Hanley Value Fund — Advisor Class* After Taxes on Distributions	-1.98%	4.25%	9.90%

Barrow Hanley Value Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	-0.03%	4.10%	9.14%

S&P 500 Index** (Reflects No Deduction for Fees, Expenses or Taxes)	4.91%	0.54%	5.28%

*	The inception date of the Barrow Hanley Value Fund’s Advisor Class was June 30, 2003. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. Data for Class Z shares prior to December 14, 2001 includes performance of a predecessor fund whose inception date was September 10, 1998. The predecessor fund had investment goals, strategies and policies that were substantially similar to the Fund. The cumulative total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 8.48%. The cumulative total returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 8.02% and 7.22%, respectively.

**	The since inception returns for the S&P 500 Index were calculated as of 08/31/98.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fees
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	1.00	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.50	% (2)

Total Annual Operating Expenses Without Reimbursements and Waivers	1.75%

Expense (Reduction)/Recoupment	-0.40%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.35	% (3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$137	$280	$428	$626	$830

6 Years	7 Years	8 Years	9 Years	10 Years
$1,041	$1,259	$1,484	$1,717	$1,957

PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements.
Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.65%
2	10.25%	7.43%
3	15.76%	11.35%
4	21.55%	14.97%
5	27.63%	18.71%
6	34.01%	22.57%
7	40.71%	26.55%
8	47.75%	30.66%
9	55.13%	34.91%
10	62.90%	39.30%

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND
INVESTMENT APPROACH
The Fund, a non-diversified fund, seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Technology and Communications Industries
Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.
Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]
[On side panel: Morningstar Category: Specialty-Technology
Sub-Adviser: Columbus Circle Investors]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain industries within the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. The Fund may invest in small and mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1996	54.04%
	1997	3.06%
	1998	25.69%
	1999	243.06%
	2000	-43.84%
	2001	-52.49%
	2002	-54.56%
	2003	44.41%
	2004	4.94%
	2005	8.97%

BEST QUARTER:	Q4 1999	111.39%

WORST QUARTER:	Q4 2000	-50.99%
The table below provides average annual total return information for the Fund’s Advisor Class shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the PSE Technology Index®, a price-weighted index of the top 100 U.S. technology stocks.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Columbus Circle Technology and Communications Fund — Advisor Class* Before Taxes	8.97%	-18.64%	3.20%

Columbus Circle Technology and Communications Fund — Advisor Class* After Taxes on Distributions	8.97%	-18.64%	2.19%

Columbus Circle Technology and Communications Fund — Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	5.83%	-14.65%	2.71%

PSE Technology Index ® (Reflects No Deduction for Fees, Expenses or Taxes)	7.80%	0.84%	15.62%

*	The inception date of the Old Mutual Columbus Circle Technology & Communications Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to the Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -18.62%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distribution and sale of Fund shares from its inception date to December 31, 2005 were -18.62% and -14.63%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fees
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.95	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.67	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.87%

Expense (Reduction)/Recoupment	-0.17%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.70	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.70%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.70% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$173	$351	$536	$745	$961

6 Years	7 Years	8 Years	9 Years	10 Years
$1,184	$1,413	$1,650	$1,894	$2,146

PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.30%
2	10.25%	6.71%
3	15.76%	10.23%
4	21.55%	13.68%
5	27.63%	17.24%
6	34.01%	20.91%
7	40.71%	24.69%
8	47.75%	28.60%
9	55.13%	32.62%
10	62.90%	36.77%

OLD MUTUAL EMERGING GROWTH FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies at the time of purchase with growth characteristics. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Emerging Growth Companies
Growth funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value. Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.]
[On side panel: Morningstar Category: Small Growth
Sub-Adviser: Copper Rock Capital Partners, LLC]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Small Company Risk. The Fund primarily invests in small companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Advisor Class shares and Class Z shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the Class Z shares would differ only to the extent that they do not have the same expenses. All performance figures reflect the reinvestment of dividends and capital gains distributions.

	Year-by-Year Total Returns
	as of 12/31/05
	1996	17.08%
	1997	-3.67%
	1998	3.00%
	1999	48.34%
	2000	-25.22%
	2001	-32.56%
	2002	-47.60%
	2003	56.62%
	2004	0.68%
	2005	6.73%

BEST QUARTER:	Q4 1999	45.85%

WORST QUARTER:	Q3 2001	-34.44%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 2000 ® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Emerging Growth Fund Before Taxes	6.73%	-9.87%	-2.62%

Emerging Growth Fund After Taxes on Distributions	6.73%	-9.87%	-3.03%

Emerging Growth Fund* After Taxes on Distributions and Sale of Fund Shares	4.37%	-8.10%	-2.24%

Russell 2000® Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.15%	2.28%	4.69%

*	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.95	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.52	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.72%

Expense (Reduction)/Recoupment	-0.17%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.55	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The

“Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.55%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.55% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$158	$321	$490	$683	$883

6 Years	7 Years	8 Years	9 Years	10 Years
$1,089	$1,303	$1,523	$1,750	$1,985
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.45%
2	10.25%	7.02%
3	15.76%	10.71%
4	21.55%	14.34%
5	27.63%	18.09%
6	34.01%	21.97%
7	40.71%	25.97%
8	47.75%	30.10%
9	55.13%	34.37%
10	62.90%	38.77%

OLD MUTUAL FOCUSED FUND
INVESTMENT APPROACH
The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large cap companies that Liberty Ridge, the Fund’s Sub-Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.
[On side panel: Morningstar Category: Large Blend
Sub-Adviser: Liberty Ridge Capital, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Small and Mid-Cap Company Risk. The Fund may invest in small or mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Advisor Class shares and Class Z shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the Class Z shares would differ only to the extent that they do not have the same expenses.

	Year-by-Year Total Returns
	as of 12/31/05
	2000	24.81%
	2001	3.44%
	2002	-28.63%
	2003	33.36%
	2004	14.13%
	2005	1.93%

BEST QUARTER:	Q1 2000	29.53%

WORST QUARTER:	Q3 2002	18.74%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 3000 ® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(2/12/99)
Focused Fund Before Taxes	1.93%	2.75%	11.51%

Focused Fund After Taxes on Distributions	1.78%	2.65%	10.86%

Focused Fund After Taxes on Distributions and Sale of Fund Shares	1.26%	2.30%	9.70%

Russell 3000® Index (Reflects No Deduction for Fees, Expenses or Taxes)*	6.12%	1.58%	2.31%

*	The since inception returns for the Russell 3000® Index were calculated as of 01/31/99.

FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.75	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.72	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.72%

Expense (Reduction)/Recoupment	-0.32%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.40	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$143	$290	$443	$638	$838

6 Years	7 Years	8 Years	9 Years	10 Years
$1,046	$1,260	$1,481	$1,709	$1,945
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.60%
2	10.25%	7.33%
3	15.76%	11.19%
4	21.55%	14.84%
5	27.63%	18.61%
6	34.01%	22.50%
7	40.71%	26.52%
8	47.75%	30.67%
9	55.13%	34.95%
10	62.90%	39.38%

OLD MUTUAL GROWTH FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common stocks and preferred stocks.
[On side panel: Morningstar Category: Mid-Cap Growth
Sub-Advisers: Munder Capital Management and Turner Investment Partners, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Small and Mid-Cap Company Risk. The Fund primarily invests in small or mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1996	9.61%
	1997	-3.62%
	1998	0.32%
	1999	91.97%
	2000	-23.07%
	2001	-34.71%
	2002	-30.49%
	2003	25.30%
	2004	7.32%
	2005	10.87%

BEST QUARTER:	Q4 1999	64.44%

WORST QUARTER:	Q4 2000	-32.55%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Growth Fund — Advisor Class* Before Taxes	10.87%	-7.51%	0.57%

Growth Fund — Advisor Class* After Taxes on Distributions	10.87%	-7.51%	0.16%

Growth Fund — Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	7.07%	-6.23%	0.52%

Russell Mid-Cap Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	1.38%	9.27%

S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	13.83%

*	The inception date of the Old Mutual Growth Fund’s Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -0.02%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -0.46% and 0.01%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.95	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.48	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.68%

Expense (Reduction)/Recoupment	-0.33%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.35	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The

“Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$137	$280	$428	$618	$814

6 Years	7 Years	8 Years	9 Years	10 Years
$1,017	$1,227	$1,444	$1,668	$1,899
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.65%
2	10.25%	7.43%
3	15.76%	11.35%
4	21.55%	15.05%
5	27.63%	18.87%
6	34.01%	22.82%
7	40.71%	26.90%
8	47.75%	31.11%
9	55.13%	35.46%
10	62.90%	39.96%

OLD MUTUAL HEITMAN REIT FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). Heitman, the Fund’s Sub-Adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: REITs
A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is generally not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. ]
[On side panel: Morningstar Category: Specialty – Real Estate
Sub-Adviser: Heitman Real Estate Securities, LLC]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: interest rate changes or market recessions; over-building in one particular area, changes in zoning laws, or changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.
REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1996	37.44%
	1997	20.44%
	1998	-15.54%
	1999	-1.62%
	2000	24.22%
	2001	9.88%
	2002	2.35%
	2003	35.92%
	2004	34.57%
	2005	12.10%

BEST QUARTER:	Q4 1996	19.35%

WORST QUARTER:	Q3 2002	-10.99%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Dow Jones Wilshire Real Estate Securities Index and the S&P 500 Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Heitman REIT Fund — Advisor Class*/** Before Taxes	12.10%	18.19%	14.70%

Heitman REIT Fund — Advisor Class*/** After Taxes on Distributions	9.23%	14.62%	11.14%

Heitman REIT Fund — Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	9.63%	13.86%	10.70%

Dow Jones Wilshire Real Estate Securities Index (float adjusted) (Reflects No Deduction for Fees, Expenses or Taxes)	13.83%	18.99%	15.12%

S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.91%	0.54%	9.07%

*	Data includes performance of a predecessor fund, whose inception date was May 15, 1995 for the Advisor Class. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to the Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 15.11%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 11.63% and 11.14%, respectively.

**	The Advisor Class of the Fund’s predecessor carried a maximum front-end sales charge of 4.75% and a 12b-1 fee of 0.50% of average daily net assets. The Heitman REIT Fund Advisor Class does not carry a sales charge and carries a 12b-1 fee of 0.25% of average daily net assets. Returns shown in the table have been adjusted to reflect the elimination of the front-end sales charge. No adjustment has been made to reflect the lower 12b-1 fee. The Class’ returns after December 14, 2001 reflect the 0.25% 12b-1 fee.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fees
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.90	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.43	% (2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.58%

Expense (Reduction)/Recoupment	-0.08%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50	% (3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$153	$311	$474	$652	$837

6 Years	7 Years	8 Years	9 Years	10 Years
$1,027	$1,224	$1,428	$1,639	$1,857
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.50%
2	10.25%	7.12%
3	15.76%	10.87%
4	21.55%	14.66%
5	27.63%	18.59%
6	34.01%	22.64%
7	40.71%	26.84%
8	47.75%	31.17%
9	55.13%	35.66%
10	62.90%	40.30%

OLD MUTUAL LARGE CAP FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Large Value
Sub-Adviser: Liberty Ridge Capital, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1997	25.31%
	1998	34.44%
	1999	10.71%
	2000	23.74%
	2001	-1.70%
	2002	-24.68%
	2003	18.74%
	2004	6.58%
	2005	1.65%

BEST QUARTER:	Q4 1998	28.17%

WORST QUARTER:	Q3 2002	-21.34%

The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(12/31/96)
Large Cap Fund — Advisor Class* Before Taxes	1.65%	-0.97%	9.15%

Large Cap Fund — Advisor Class* After Taxes on Distributions	1.55%	-1.14%	6.80%

Large Cap Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	1.08%	-0.90%	6.51%

S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.91%	0.54%	7.63%

*	The inception date of the Old Mutual Large Cap Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -0.97%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -1.14% and -0.90%, respectively.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.75	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.51	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.51%

Expense (Reduction)/Recoupment	-0.11%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.40	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$143	$290	$443	$614	$791

6 Years	7 Years	8 Years	9 Years	10 Years
$974	$1,163	$1,359	$1,562	$1,772
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.60%
2	10.25%	7.33%
3	15.76%	11.19%
4	21.55%	15.07%
5	27.63%	19.09%
6	34.01%	23.25%
7	40.71%	27.55%
8	47.75%	32.00%
9	55.13%	36.61%
10	62.90%	41.37%

OLD MUTUAL LARGE CAP GROWTH FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Large Growth
Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1996	23.09%
	1997	22.05%
	1998	30.11%
	1999	66.64%
	2000	-0.43%
	2001	-28.69%
	2002	-28.96%
	2003	29.92%
	2004	8.46%
	2005	4.19%

BEST QUARTER:	Q4 1999	59.50%

WORST QUARTER:	Q4 2000	-22.79%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 1000 ® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Large Cap Growth Fund — Advisor Class* Before Taxes	4.19%	-5.75%	9.20%

Large Cap Growth Fund — Advisor Class* After Taxes on Distributions	4.19%	-5.75%	8.30%

Large Cap Growth Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	2.72%	-4.80%	7.91%

Russell 1000® Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	5.26%	-3.58%	6.73%

*	The inception date of the Old Mutual Large Cap Growth Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -5.74%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -5.75% and -4.79%, respectively.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.85	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.48	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.58%

Expense (Reduction)/Recoupment	-0.08%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$153	$311	$474	$652	$837

6 Years	7 Years	8 Years	9 Years	10 Years
$1,027	$1,224	$1,428	$1,639	$1,857
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.50%
2	10.25%	7.12%
3	15.76%	10.87%
4	21.55%	14.66%
5	27.63%	18.59%
6	34.01%	22.64%
7	40.71%	26.84%
8	47.75%	31.17%
9	55.13%	35.66%
10	62.90%	40.30%

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND
INVESTMENT APPROACH
The Fund, a non-diversified fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Each Sub-Adviser will invest the portion of the Fund it manages in not more than 40 large cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Large Growth
Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1997	32.63%
	1998	67.42%
	1999	102.42%
	2000	-22.28%
	2001	-35.52%
	2002	-31.57%
	2003	32.55%
	2004	7.19%
	2005	5.06%

BEST QUARTER:	Q4 1999	75.53%

WORST QUARTER:	Q4 2000	-33.16%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 1000 ® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Inception
	1 Years	5 Years	(11/29/96)
Large Cap Growth Concentrated Fund — Advisor Class* Before Taxes	5.06%	-8.01%	9.41%

Large Cap Growth Concentrated Fund — Advisor Class* After Taxes on Distributions	5.06%	-8.01%	8.43%

Large Cap Growth Concentrated Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	3.29%	-6.62%	8.18%

Russell 1000® Growth Index** (Reflects No Deduction for Fees, Expenses or Taxes)	5.26%	-3.58%	6.73%

*	The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -8.00%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -8.00% and -6.62%, respectively.

**	The since inception returns for the Russell 1000® Growth Index and S&P 500 Index were calculated as of 11/30/96.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.90	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.56	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.71%

Expense (Reduction)/Recoupment	-0.21%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$153	$311	$474	$667	$866

6 Years	7 Years	8 Years	9 Years	10 Years
$1,071	$1,284	$1,503	$1,730	$1,964
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.50%
2	10.25%	7.12%
3	15.76%	10.87%
4	21.55%	14.52%
5	27.63%	18.29%
6	34.01%	22.18%
7	40.71%	26.20%
8	47.75%	30.35%
9	55.13%	34.64%
10	62.90%	39.07%

OLD MUTUAL MID-CAP FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Mid-Cap Blend
Sub-Adviser: Liberty Ridge Capital, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in smaller companies. While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1998	27.52%
	1999	21.47%
	2000	25.85%
	2001	7.51%
	2002	-19.99%
	2003	34.17%
	2004	17.70%
	2005	6.18%

BEST QUARTER:	Q4 1998	29.98%

WORST QUARTER:	Q3 2001	-18.53%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(4/30/97)
Mid-Cap Fund — Advisor Class* Before Taxes	6.18%	7.59%	17.25%

Mid-Cap Fund — Advisor Class* After Taxes on Distributions	4.16%	6.85%	13.77%

Mid-Cap Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	4.92%	6.35%	13.06%

S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	13.83%

*	The inception date of the Old Mutual Mid-Cap Fund’s Advisor Class was October 31, 2001. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The cumulative total return of the Advisor Class before taxes from its inception date to December 31, 2005 was

10.84%.	The cumulative returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 9.92% and 9.12%, respectively.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.95	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.41	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.61%

Expense (Reduction)/Recoupment	-0.16%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.45	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.45%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.45% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$148	$300	$459	$640	$828

6 Years	7 Years	8 Years	9 Years	10 Years
$1,023	$1,224	$1,431	$1,646	$1,868
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.55%
2	10.25%	7.23%
3	15.76%	11.03%
4	21.55%	14.80%
5	27.63%	18.69%
6	34.01%	22.71%
7	40.71%	26.87%
8	47.75%	31.17%
9	55.13%	35.62%
10	62.90%	40.22%

OLD MUTUAL SELECT GROWTH FUND
INVESTMENT APPROACH
The Fund, a non-diversified Fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Adviser will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the securities in the Fund are generally large cap securities. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Large Growth
Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Small and Mid-Cap Company Risk. The Fund may invest in small or mid-cap growth companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Advisor Class shares and Class Z shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the Class Z shares would differ only to the extent that they do not have the same expenses.

	Year-by-Year Total Returns
	as of 12/31/05
	1996	27.99%
	1997	6.84%
	1998	19.02%
	1999	160.89%
	2000	-24.55%
	2001	-40.84%
	2002	-33.95%
	2003	30.23%
	2004	6.72%
	2005	4.24%

BEST QUARTER:	Q4 1999	130.62%

WORST QUARTER:	Q4 2000	-43.15%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 3000 ® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Select Growth Fund Before Taxes	4.24%	-10.76%	6.13%

Select Growth Fund After Taxes on Distributions	4.24%	-10.76%	5.60%

Select Growth Fund* After Taxes on Distributions and Sale of Fund Shares	2.76%	-8.79%	5.33%

Russell 3000® Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	5.17%	-3.15%	6.48%

*	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.90	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.63	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.78%

Expense (Reduction)/Recoupment	-0.28%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$153	$311	$474	$675	$882

6 Years	7 Years	8 Years	9 Years	10 Years
$1,095	$1,316	$1,543	$1,778	$2,021
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.50%
2	10.25%	7.12%
3	15.76%	10.87%
4	21.55%	14.44%
5	27.63%	18.13%
6	34.01%	21.93%
7	40.71%	25.86%
8	47.75%	29.91%
9	55.13%	34.09%
10	62.90%	38.41%

OLD MUTUAL SMALL CAP FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Small Blend
Sub-Advisers: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Small Company Risk. The Fund invests primarily in smaller sized companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1998	0.91%
	1999	18.34%
	2000	32.50%
	2001	4.68%
	2002	-32.10%
	2003	38.56%
	2004	15.28%
	2005	1.79%

BEST QUARTER:	Q4 2001	25.63%

WORST QUARTER:	Q3 2002	-22.06%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 2000 ® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(4/30/97)
Small Cap Fund — Advisor Class* Before Taxes	1.79%	2.93%	11.92%

Small Cap Fund — Advisor Class* After Taxes on Distributions	1.79%	2.93%	11.11%

Small Cap Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	1.16%	2.51%	10.03%

Russell 2000® Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	8.49%

*	The inception date of the Old Mutual Small Cap Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 2.93%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 2.93% and 2.51%, respectively.

As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-Adviser different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fees
(as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	1.00	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.64	%(2)

Total Annual Operating Expenses Without Reimbursements and Waivers	1.89%

Expense (Reduction)/Recoupment	-0.39%

Total Net Annual Fund Operating Expenses With Reimbursement and Waivers	1.50	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$153	$311	$474	$687	$906

6 Years	7 Years	8 Years	9 Years	10 Years
$1,133	$1,366	$1,606	$1,854	$2,110
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.50%
2	10.25%	7.12%
3	15.76%	10.87%
4	21.55%	14.32%
5	27.63%	17.88%
6	34.01%	21.54%
7	40.71%	25.32%
8	47.75%	29.22%
9	55.13%	33.24%
10	62.90%	37.38%

OLD MUTUAL STRATEGIC SMALL COMPANY FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Morningstar Category: Small Growth
Sub-Advisers: Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and Liberty Ridge Capital, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Small Company Risk. The Fund invests primarily in smaller sized companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	1997	25.36%
	1998	1.89%
	1999	51.35%
	2000	11.64%
	2001	-10.22%
	2002	-33.40%
	2003	46.78%
	2004	10.95%
	2005	5.57%

BEST QUARTER:	Q4 1999	36.03%

WORST QUARTER:	Q3 1998	-23.52%
The table below provides average annual total return information for the Fund’s Advisor Class Shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 2000 ® Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1Year	5 Years	(12/31/96)
Strategic Small Company Fund — Advisor Class* Before Taxes	5.57%	0.55%	9.26%

Strategic Small Company Fund — Advisor Class* After Taxes on Distributions	5.57%	0.56%	7.91%

Strategic Small Company Fund — Advisor Class* After Taxes on Distributions and Sale of Fund Shares	3.62%	0.47%	7.36%

Russell 2000® Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.15%	2.28%	4.69%

*	The inception date of the Old Mutual Strategic Small Company Fund’s Advisor Class was August 30, 2002. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to

December 31, 2005 was 16.06%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 16.06% and 13.98%, respectively.
As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.95	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.58	%(2)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.78%

Expense (Reduction)/Recoupment	-0.18%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.60%

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.60%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.60% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$163	$331	$505	$705	$911

6 Years	7 Years	8 Years	9 Years	10 Years
$1,124	$1,344	$1,571	$1,805	$2,047
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.40%
2	10.25%	6.92%
3	15.76%	10.55%
4	21.55%	14.11%
5	27.63%	17.78%
6	34.01%	21.58%
7	40.71%	25.49%
8	47.75%	29.53%
9	55.13%	33.70%
10	62.90%	38.01%

OLD MUTUAL TS&W SMALL CAP VALUE FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies with value characteristics. The securities held in the Fund are primarily common stocks that TS&W, the Fund’s Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.
[On side panel: Effective December 31, 2004 (“Closing Day”), the TS&W Small Cap Value Fund closed to new investors. Only the following investments into the Fund will be accepted: additional investments and/or exchanges made by persons who already owned shares of the Fund as of the Closing Day; new and subsequent investment made by directors, officers and employees of the Fund’s Adviser and its affiliates; and new and subsequent investments made by participants in pension plans, provided that the pension plan owned shares of the Fund as of the Closing Day.]
[On side panel: Morningstar Category: Small Blend
Sub-Adviser: Thomson, Siegel & Walmsley, Inc.]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Small Size Company Risk. The Fund primarily invests in small size companies. While small size companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a mid-cap issuer at an acceptable price, especially in periods of market volatility.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION
Currently, Advisor Class Shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Class Z shares and Advisor Class shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund’s Class Z shares and Advisor Class shares would differ only to the extent that they do not have the same expenses.
Data prior to July 25, 2003 includes performance of a predecessor fund whose inception date was July 31, 2000. The predecessor fund was managed by TS&W and had investment goals, strategies and policies that were substantially similar to the Fund. However, the predecessor fund was not registered under the 1940 Act, nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the Fund’s performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

	Year-by-Year Total Returns
	as of 12/31/05
	2001	17.63%
	2002	-0.86%
	2003	43.24%
	2004	30.60%
	2005	8.43%

BEST QUARTER:	Q2 2003	18.82%

WORST QUARTER:	Q3 2002	15.85%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/00)
TS&W Small Cap Value Fund Before Taxes	8.43%	18.79%	20.91%

TS&W Small Cap Value Fund* After Taxes on Distributions	6.60%	18.27%	N/A

TS&W Small Cap Value Fund* After Taxes on Distributions and Sale of Fund Shares	7.09%	16.53%	N/A

Russell 2000® Value Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.71%	13.55%	15.05%

*	Since Inception returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Fund’s predecessor as the predecessor fund was not registered under the 1940 Act and, unlike a registered investment company, not required to make distributions. The average annual total return of the Class Z before taxes from its inception date (July 25, 2003) to December 31, 2005 was 25.32%. The average annual total returns of the Class Z after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date (July 25, 2003) to December 31, 2005 were 24.18% and 21.72%, respectively
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.10	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.41	% (2)

Total Annual Operating Expenses Without Reimbursements and Waivers	1.76%

Expense (Reduction)/Recoupment	-0.21%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.55	% (3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.55%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.55% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$158	$321	$490	$688	$892

6 Years	7 Years	8 Years	9 Years	10 Years
$1,103	$1,321	$1,546	$1,778	$2,018
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.45%
2	10.25%	7.02%
3	15.76%	10.71%
4	21.55%	14.30%
5	27.63%	18.00%
6	34.01%	21.82%
7	40.71%	25.77%
8	47.75%	29.85%
9	55.13%	34.05%
10	62.90%	38.40%

OLD MUTUAL CASH RESERVES FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity. To pursue this goal, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality. The Fund’s holdings are primarily U.S. money market instruments, such as certificates of deposit (“CDs”), commercial paper and corporate obligations, that Wellington, the Fund’s Sub-Adviser, believes offer the most attractive income potential without undue risk.
[On side panel: Money Market
Money Market is the securities market that exists to provide very short term funding to corporations, municipalities and the U.S. government. The Money Market specializes in debt securities that mature in less than one year.]
[On side panel: Sub-Adviser: Wellington Management Company, LLP]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Interest Rate Risk. When interest rates change, the Fund’s yield will be affected. An increase in interest rates tends to increase the Fund’s yield, while a decline in interest rates tends to reduce its yield.
Credit Risk. The value of debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principle payments, or both, as they become due.
Inflation Risk. Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Advisor Class shares and Class Z shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the Class Z shares would differ only to the extent that they do not have the same expenses.

	Year-by-Year Total Returns
	as of 12/31/05
	1996	4.91%
	1997	5.08%
	1998	5.00%
	1999	4.60%
	2000	5.96%
	2001	3.58%
	2002	1.11%
	2003	0.40%
	2004	0.54%
	2005	2.45%

Best Quarter:	Q3 2000	1.55%

Worst Quarter:	Q2 2004	0.06%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s performance is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years
Cash Reserves Fund Before Taxes	2.45%	1.60%	3.34%

Lipper Money Market Funds Average (Reflects No Deduction for Fees, Expenses or Taxes)	2.66%	1.83%	3.49%
To Obtain Information About The Fund’s Current Yield, Call 1-800-433-0051.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investement)	Not Applicable

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.40	%(1)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.47	%(1)

Total Annual Operating Expenses Without Reimbursement and Waivers	1.12%

Expense (Reduction)/Recoupment	-0.14%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	0.98	%(2)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(2)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.98%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.98% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$100	$204	$312	$441	$574

6 Years	7 Years	8 Years	9 Years	10 Years
$713	$857	$1,006	$1,162	$1,323
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	4.02%
2	10.25%	8.20%
3	15.76%	12.55%
4	21.55%	16.92%
5	27.63%	21.45%
6	34.01%	26.17%
7	40.71%	31.06%
8	47.75%	36.15%
9	55.13%	41.43%
10	62.90%	46.92%

OLD MUTUAL DWIGHT INTERMEDIATE FIXED INCOME FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.
[On side panel: Bonds and Maturity
A bond is an IOU (debt security) issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date. Maturity is the length of time until a bond or other debt instrument “matures” or becomes due and payable.
Duration.
Duration is a measure that enables fixed income securities of different maturities and coupon rates to be compared. Duration measures the expected life of a fixed income security and is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in the interest rate.]
[On side panel: Morningstar Category: Intermediate-Term Bond
Sub-Advisers: Dwight Asset Management Company]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.
Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.
Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.
High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the user or a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.
Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.
PERFORMANCE INFORMATION
Currently, Advisor Class shares of the Fund are not offered. Therefore, the performance information presented below is for the Class Z shares (which are offered through a separate prospectus) adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The Fund’s Advisor Class shares and Class Z shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the Class Z shares would differ only to the extent that they do not have the same expenses.

	Year-by-Year Total Returns
	as of 12/31/05 – Class Z Shares
	2004	5.17%
	2005	2.69%

Best Quarter:	Q3 2004	2.31%

Worst Quarter:	Q2 2004	0.32%
The table below provides average annual total return information for the Fund’s Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Lehman Intermediate U.S. Aggregate Bond Index, a widely recognized, unmanaged index of fixed income securities with medium term durations.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL RETURNS AS OF 12/31/05

	Past	Since Inception
	1 Year	(7/31/03)
Dwight Intermediate Fixed Income Fund Before Taxes	2.69%	5.29%

Dwight Intermediate Fixed Income Fund After Taxes on Distributions	1.28%	3.56%

Dwight Intermediate Fixed Income Fund* After Taxes on Distributions and Sale of Fund Shares	1.76%	3.51%

Lehman Intermediate U.S. Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.01%	3.19%

*	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.45	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	1.30	%(2)

Total Annual Operating Expenses Without Reimbursements and Waivers	2.00%

Expense (Reduction)/Recoupment	-0.90%

Total Net Annual Fund Operating Expenses With Reimbursement and Waivers	1.10	%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The

“Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.10%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

1 Year	2 Years	3 Years	4 Years	5 Years
$112	$229	$350	$577	$812

6 Years	7 Years	8 Years	9 Years	10 Years
$1,053	$1,302	$1,559	$1,823	$2,094
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	3.90%
2	10.25%	7.95%
3	15.76%	11.16%
4	21.55%	15.53%
5	27.63%	18.99%
6	34.01%	22.56%
7	40.71%	26.24%
8	47.75%	30.03%
9	55.13%	33.93%
10	62.90%	37.95%

OLD MUTUAL DWIGHT SHORT TERM FIXED INCOME FUND
INVESTMENT APPROACH
The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”), or deemed equivalent by Dwight, the Fund’s Sub-Adviser. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s.
U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.
The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Adviser, but will typically be less than 3 years. There are no limitations on the maturity of any individual issues in the Fund.
[On side panel: Credit Ratings
Many debt securities are assigned credit ratings by agencies such as S&P or Moody’s that evaluate the quality of publicly offered debt. The four highest ratings of Moody’s and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB. Securities with these credit ratings are generally considered investment grade. Lower rated securities, rated BB or Ba or lower are called “high yield” securities or “junk bonds.”]
[On side panel: Morningstar Category: Short-Term Bond
Sub-Advisers: Dwight Asset Management Company]
MAIN INVESTMENT RISKS
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.
Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.
Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.
PERFORMANCE INFORMATION
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

	Year-by-Year Total Returns
	as of 12/31/05 – Advisor Class
	2000	6.53%
	2001	6.00%
	2002	4.49%
	2003	3.23%
	2004	1.84%
	2005	1.84%

BEST QUARTER:	Q3 2000	1.67%

WORST QUARTER:	Q4 2004	0.02%
The table below provides average annual total return information for the Fund’s Advisor Class shares, and includes both before and after tax returns. The Fund’s performance is compared to the Merrill Lynch U.S. Treasuries, 1-3 years, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past 1	Past 5	Inception
	Year	Years	(8/31/99)
Dwight Short Term Fixed Income Fund — Advisor Class*	1.84%	3.47%	4.11%

Dwight Short Term Fixed Income Fund — Advisor Class*/** After Taxes on Distributions	0.91%	N/A	N/A

Dwight Short Term Fixed Income Fund — Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	1.19%	N/A	N/A

Merrill Lynch U.S. Treasuries, 1-3 years (Reflects No Deduction for Fees, Expenses or Taxes)	1.67%	3.67%	4.38%

*	Data includes performance of a predecessor fund, whose inception date was August 31, 1999. The predecessor fund was managed by Dwight and had investment goals, strategies and policies that were substantially similar to the Fund prior to October 1, 2004.

**	Average annual total returns after taxes on distributions and after taxes and distributions and sale of Fund shares are shown only for the past year because until October 19, 2004, Fund shares were sold only to individual retirement accounts.
On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly. The performance information prior to October 1, 2004 is the performance of the Fund’s previous strategy, which was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable NAV per share. The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.
FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Advisor Class
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.45	%(2)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.53	%(2)

Total Annual Operating Expenses Without Reimbursements and Waivers	1.23%

Expense (Reduction)/Recoupment	-0.28%

Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	0.95	% (3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading – Redemption Fees” section of this Prospectus for more details.

(2)	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.95%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.95% and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	2 Years	3 Years	4 Years	5 Years
Advisor Class	$97	$198	$303	$444	$590

6 Years	7 Years	8 Years	9 Years	10 Years
$742	$900	$1,064	$1,234	$1,410
PERFORMANCE EXAMPLE
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2
	Cumulative Returns Before	Cumulative Returns After
Year	Fees and Expenses	Fees and Expenses
1	5.00%	4.05%
2	10.25%	8.26%
3	15.76%	12.65%
4	21.55%	16.90%
5	27.63%	21.30%
6	34.01%	25.88%
7	40.71%	30.62%
8	47.75%	35.55%
9	55.13%	40.66%
10	62.90%	45.96%

MORE ABOUT THE FUNDS
Investment Strategies and Risks
Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the foregoing Fund summaries. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.
Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund
Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called “portfolio optimization” to select securities that it believes will:
•	Maximize expected return for the Fund;

•	Minimize expected volatility relative to its benchmark; and

•	Diversify the assets of the Fund among industries, sectors, and individual securities.
Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors. Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index. “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.
Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund
Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.
Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market terms. Sector and industry weightings are a residual of its investment process. Barrow Hanley expects to fully invest the assets of the Fund. Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

CastleArk’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds
CastleArk’s investment process consists of three disciplines: a qualitative identification of companies with desirable stock traits, a quantitative valuation analysis, and a quantitative diversification analysis.
•	Identification. CastleArk identifies companies that offer the best opportunities by looking for companies that (1) are growing, are highly-profitable, and dominate in their industries, (2) possess proprietary products, unique assets or an innovative approach to marketing, and (3) are capable, through outstanding management and otherwise, to produce superior returns on invested capital. Applying these criteria to a universe of approximately 800 growth stocks, CastleArk identifies around 200 dominant companies that it tracks for further consideration. Generally, about 10% of this list’s dominant companies changes from year to year.

•	Valuation. CastleArk determines target price-to-earnings ratios on a company-by-company basis through the use of its proprietary Earnings Life Cycle model. By use of this model, CastleArk compares the relative attractiveness of each of the dominant companies based on such factors as: (1) historical and projected earnings growth; (2) earnings stability; (3) return on invested capital; (4) P/E (price to earnings) ratios relative to S&P 500 averages; (5) earnings growth relative to S&P 500 averages; and (6) the beta of the stock (essentially, the variability of returns of the stock compared to returns of the market as a whole). CastleArk then classifies the dominant companies according to whether they are an “emerging growth”, a “consistent growth” or a “cyclical growth” company. Next, CastleArk determines a fair value for each company and, by comparing this to the stock price of the company, CastleArk creates a ranking of each dominant company by the degree of under- or over-valuation.

•	Diversification. Stocks of highly-ranked, dominant companies do not automatically become part of the portfolio. By considering factors such as industry and sector, company size (distribution of companies between “emerging”, “consistent”, and “cyclical” growth), liquidity (market impact costs of a buy or a sell), and market sensitivity of the portfolio (the portfolio’s beta), CastleArk quantitatively assesses the risk each individual stock has on the total portfolio. CastleArk’s diversification analysis also provides an overall risk framework that allows its portfolio to be “benchmarked” or compared with a target objective.
Columbus Circle’s Investment Strategy – Old Mutual Columbus Circle Technology and Communications Fund
Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.
Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company and Emerging Growth Funds
Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.
Dwight’s Investment Strategies – Old Mutual Intermediate Fixed Income and Short Term Fixed Income Funds
Dwight uses its own fundamental investment and credit research in selecting fixed income securities for the Fund’s portfolio. Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management. Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes. Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best. Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.
Eagle’s Investment Strategies – Old Mutual Strategic Small Company and Small Cap Funds
Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small cap core investment strategy employs in depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.
The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.
Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.
Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund
Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes are undervalued. The valuation model calculates each company’s intrinsic value based on private market transactions, traditional statistical measures such as multiple to cash flow as well as relative value.
Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels. Heitman generally expects cash reserves to be less than 5% of the Old

Mutual Heitman Real Estate Fund’s total assets and generally expects to hold between 30 and 50 securities.
Liberty Ridge’s Investment Strategy – Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds
Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.
Munder’s Investment Strategies – Old Mutual Growth Fund
Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.
Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:
•	Above-average, consistent earnings growth;

•	Financial stability;

•	Relative valuation;

•	Strength of industry position and management team; and

•	Price changes compared to the S&P MidCap 400 Index.
Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.
TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund
TS&W’s small cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.
TS&W’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the portfolio are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of each existing stock’s place in the portfolio.
Turner’s Investment Strategies – Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds
Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).
Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help to reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.
The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:
•	a rate of growth that exceeds their industry peers;

•	earnings that meet or exceed market consensus estimates; and

•	earnings estimates that are being revised upwards.
Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.
While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.
Wellington’s Investment Strategies – Old Mutual Cash Reserves Fund
Wellington uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

More About Investment Strategies and Risks
Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/Short Fund may invest up to 20% of its assets in foreign securities. The other Funds may invest up to 15% of assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.
Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.
Securities That Are Not Readily Marketable. Each Fund (other than the Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.” The Cash Reserves Fund may invest up to 10% of its net assets in securities that are illiquid. A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward the 10% and 15% limits.
Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.
Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.
Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.
Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.
Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.
Non-Fundamental Policy
Each of the Columbus Circle Technology and Communications, Emerging Growth, Focused, Large Cap, Large Cap Growth, Large Cap Growth Concentrated, Mid-Cap, Select Growth, Small Cap, and Strategic Small Company Funds has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.
Sub-Adviser Allocations
For Funds that employ multiple Sub-Advisers, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each sub-adviser will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Adviser managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisers managing the “core” sleeve will manage between 20% and 30% of the Fund’s assets. Old Mutual Capital will monitor the allocation of assets among the Sub-Advisers and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets will be accomplished by allocating purchase or redemption proceeds to a particular Sub-Adviser and, if necessary, reallocating cash or securities to a particular Sub-Adviser.

Disclosure of Portfolio Holdings
The complete portfolio holdings of each Fund as of the end of each calendar quarter is available on the OMAF II website at www.omfunds.com. Portfolio holdings will be posted to the website on the 15th calendar day after the end of each calendar quarter and will remain available until replaced with the Fund’s portfolio holdings for the following calendar quarter end. A description of the OMAF II policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.
THE INVESTMENT ADVISER & SUB-ADVISERS
The Investment Adviser
Old Mutual Capital, located at 4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237, is the investment Adviser for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, Old Mutual Capital has been the investment Adviser to the Old Mutual Advisor Funds, an affiliated mutual fund company. Old Mutual Capital has also been appointed by the Trust’s Board as investment Adviser of the Old Mutual Insurance Series Fund portfolios, subject to shareholder approval. Old Mutual Capital currently manages approximately $4.4 billion in mutual fund assets as of January 1, 2006.
As investment Adviser, Old Mutual Capital oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers. Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.
Old Mutual Capital was appointed by the Board to serve as investment Adviser to the Funds effective January 1, 2006. Shareholders will be asked to approve the new management agreement with Old Mutual Capital at a shareholder meeting scheduled for April 2006. In order that Old Mutual Capital could begin serving as investment Adviser to the Funds while shareholder approval of a new management agreement is sought, the Board approved an interim advisory agreement with Old Mutual Capital. The Trust’s previous investment adviser, Liberty Ridge, has been appointed a Sub-Adviser to certain Funds.
Old Mutual Capital applied for an exemptive order from the Securities and Exchange Commission permitting the Trust to change non-affiliated sub-advisers and their sub-advisory agreements without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that Old Mutual Capital or the Trust will be successful in obtaining this exemptive relief. To the extent required by applicable laws or regulations, the foregoing will be a principal investment strategy of each Fund for which the application was submitted.
The Sub-Advisers
Analytic
Analytic, a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the Sub-Adviser for the Old Mutual Analytic U.S. Long/Short Fund. Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Analytic is an affiliate of Old Mutual Capital and Old Mutual (US)

Holdings, Inc., and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $10.2 billion in assets as of December 31, 2005.
Barrow Hanley
Barrow Hanley, a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204, is the Sub-Adviser for the Old Mutual Barrow Hanley Value Fund. Barrow Hanley was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Barrow Hanley is an affiliate of Old Mutual Capital and Old Mutual (US) Holdings, Inc. Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley managed approximately $55.5 billion in assets as of December 31, 2005.
CastleArk
CastleArk, a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606, is a Sub-Adviser for the Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. CastleArk was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $1.9 billion in assets as of December 31, 2005.
Columbus Circle
Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Adviser to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $6.2 billion in assets as of December 31, 2005.
Copper Rock
Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Adviser to the Old Mutual Emerging Growth Fund and a Sub-Adviser to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Adviser to the Trust effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and Old Mutual (US) Holdings, Inc. Copper Rock manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $370 million in assets as of January 1, 2006.

Dwight
Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Adviser to the Old Mutual Dwight Intermediate Fixed Income and Short Term Fixed Income Fund. Dwight has been a Sub-Adviser to the Trust since 2002. Dwight manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Dwight, a wholly-owned subsidiary of Old Mutual (US) Holdings and an affiliate of Old Mutual Capital, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $56.5 billion in assets as of December 31, 2005.
Eagle
Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $11.6 billion in assets as of December 31, 2005.
Heitman
Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Adviser to the Old Mutual Heitman REIT Fund. Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Heitman is a wholly-owned subsidiary of Heitman, LLC, a Delaware limited liability company owned 50% by senior executives with the Heitman organization and 50% by Old Mutual (HFL), Inc., a wholly owned subsidiary of Old Mutual (US) Holdings, Inc. Heitman is an affiliate of Old Mutual Capital. Heitman has provided investment management services to its clients since 1987. Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman held discretionary management authority with respect to approximately $3.0 billion in assets as of December 31, 2005.
Munder
Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Mississippi 48009, is a Sub-Adviser to the Old Mutual Growth Fund. Munder was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $41.7 billion in assets as of December 31, 2005.
TS&W
TS&W, a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is the Sub-Adviser to the Old Mutual TS&W Small Cap Value Fund. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. TS&W is a wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., and an affiliate of Old Mutual Capital. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small cap equity investments. TS&W held discretionary authority with respect to approximately $6.6 billion in assets as of December 31, 2005.
Turner
Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Adviser to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $18.3 billon in assets as of December 31, 2005 for institutional and individual accounts.
Wellington
Wellington, a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109, is the Sub-Adviser to the Old Mutual Cash Reserves Fund. Wellington manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington held discretionary management authority with respect to approximately $521 billion in assets as of December 31, 2005.
Liberty Ridge
Liberty Ridge, a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is the Sub-Adviser to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Adviser to the Trust effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment adviser. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $1.1 billion in assets as of December 31, 2005.
On June 21, 2004, Liberty Ridge entered into agreements with the SEC and the New York Attorney General (“NYAG”) settling all charges related to “market timing” activity of Liberty Ridge, formerly known as Pilgrim Baxter & Associates, Ltd. In the settlements, Liberty Ridge, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Liberty Ridge, among other things, to operate in accordance with enhanced corporate governance policies and practices (“Compliance Undertakings”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Funds’ Statement of Additional Information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Funds. In this event, the Funds’ Board would be required to seek new investment management of the Funds sub-advised by Liberty Ridge or consider other alternatives. Old Mutual Capital, as the Funds’ new Adviser, has contractually agreed to assume the Compliance Undertakings.
In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the “Civil Litigation”), have been filed against Liberty Ridge, Old Mutual Advisor Funds II, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in both federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between Old Mutual Advisor Funds II and Liberty Ridge and certain of its affiliates, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney’s and experts’ fees.
On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against Liberty Ridge’s predecessor, Pilgrim Baxter & Associates, Ltd.. Old Mutual Advisor Funds II was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of Old Mutual Advisor Funds II’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time Old Mutual Advisor Funds II. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code § 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act, pay restitution, disgorge fees, pay administrative and investigatory costs and expenses, including counsel fees, pay an administrative assessment, and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies.
At this stage of the Litigation, Liberty Ridge believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Liberty Ridge does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

Management Fees
The table below shows the management fees the Funds paid to Old Mutual Capital, beginning January 1, 2006.

		Advisory and
	Advisory Fees paid to	Administrative Fees to
	to Liberty Ridge for Fiscal	be paid to Old Mutual
	Year Ended	Capital beginning
	December 31, 2005*	January 1, 2006*/**
Analytic U.S. Long/Short Fund	0.70%	0.80%
Barrow Hanley Value Fund	1.00%	1.00%
Technology and Communications Fund	0.85%	0.95%
Emerging Growth Fund	0.85%	0.95%
Focused Fund	0.65%	0.75%
Growth Fund	0.85%	0.95%
Heitman REIT Fund	0.85%	0.90%
Large Cap Fund	0.65%	0.75%
Large Cap Growth Fund	0.75%	0.85%
Large Cap Growth Concentrated Fund	0.85%	0.90%
Mid-Cap Fund	0.85%	0.95%
Select Growth Fund	0.85%	0.90%
Small Cap Fund	1.00%	1.00%
Strategic Small Company Fund	0.85%	0.95%
TS&W Small Cap Value Fund	1.00%	1.10%
Cash Reserves Fund	0.30%	0.40%
Dwight Intermediate Fixed Income Fund	0.40%	0.45%
Dwight Short Term Fixed Income Fund	0.40%	0.45%

*	Fees paid to Old Mutual Capital include both advisory and administrative fees whereas fees paid to Liberty Ridge included only advisory fees.
**	OMAF II fiscal year end is March 31.
Advisory fee breakpoints for all Funds are triggered once a fund reaches $300 million in assets. For assets between $0 and $300 million, management fees will be charged at their base level. Once assets of any Fund exceed $300 million, except for the Old Mutual Dwight Intermediate Fixed Income, Dwight Short Term Fixed Income and Cash Reserves Funds, the management fee charged will be reduced by 0.05% from their base level. Further fee breakpoints are triggered when a Fund’s assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees are reduced by an additional 0.05% for a possible 0.30% point reduction in total.
For Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Dwight Short-Term Fixed Income Fund and Old Mutual Cash Reserves Fund, each breakpoint triggers a reduction of 0.025% in the management fee, for a possible 0.15% point reduction in total.
The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Adviser is described in the Statement of Additional Information.
A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust and each Sub-Adviser is available in the Trust’s Semiannual Report to Shareholders and is available on the Funds’ website at www.omfunds.com. The back cover of this Prospectus explains how you can get a copy of the Semiannual Report.
THE PORTFOLIO MANAGERS
Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The Statement of Additional Information provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.
ANALYTIC U.S. LONG/SHORT FUND
Analytic
Harindra de Silva, Ph.D., CFA, (President and Portfolio Manager) is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies. Before joining Analytic in 1995 as a member of the U.S. equity team, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds and endowments. He received a Ph.D. in Finance from the University of California, Irvine. He holds a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology and an M.B.A. in Finance and an M.S. in Economic Forecasting from the University of Rochester. He has 19 years of industry experience.
Dennis Bein, CFA, (Chief Investment Officer and Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts. Before joining Analytic in 1995 as a member of the U.S. equity team, Mr. Bein was a Senior Consultant for AG Risk Management, Analysis Group, Inc.’s investment consulting subsidiary. He received an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of California, Riverside. He has 14 years of industry experience.
Gregory M. McMurran (Chief Investment Officer and Portfolio Manager) is responsible for the management of implementation of Analytic’s investment strategies. He joined Analytic in 1976 as a member of the portfolio management staff. He is a major contributor to the firm’s ongoing research efforts as well as new product development and strategy applications. Mr. McMurran has an extensive background in the implementation of the firm’s quantitative investment strategies. He received a B.S. in Economics from the University of California, Irvine. He also received an M.A. in Economics at California State University, Fullerton. He has 28 years of industry experience.
Steven Sapra, CFA, (Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as day-to-day portfolio management and trading. Before joining Analytic in 1999 as a member of the U.S. equity team, Mr. Sapra was a Senior Consultant for BARRA, Inc. He received an M.A. in Economics from the University of Southern California and a B.S. in Economics from California State Polytechnic University, Pomona. He has seven years of industry experience.
BARROW HANLEY VALUE FUND
Barrow Hanley
James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.
Richard A. Englander, CFA, has been a portfolio manager with Barrow Hanley since April 1985. During his 41-year investment career, Mr. Englander has worked as vice president and portfolio manager at Philadelphia Life Asset Management Company, a senior vice president and manager of the equity group at INA Capital Management Corporation, and a vice president and portfolio manger at General Accident Group. Mr. Englander holds a B.S. from Penn State University and a M.B.A. from the Wharton School of the University of Pennsylvania.
J. Ray Nixon, Jr., has been a portfolio manager with Barrow Hanley since June 1994. Prior to joining Barrow Hanley, Mr. Nixon was with Smith Barney, Inc. where he was a member of the firm’s Investment Policy Committee and served as its lead institutional stock broker for the Southwest. During his 27-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas. Mr. Nixon holds a B.A. and a M.B.A. from the University of Texas at Austin.

Robert J. Chambers, CFA, has been a portfolio manager with Barrow Hanley since August 1994. During his 32-year investment career, Mr. Chambers has worked as a senior securities analyst and portfolio manager for General Accident Group, the U.S. subsidiary of General Accident Fire and Life Assurance Co., Ltd of Perth, Scotland. Mr. Chambers holds a B.S. from Drexel University.
Timothy J. Culler, CFA, has been a portfolio manager with Barrow Hanley since May 1999. Prior to joining Barrow Hanley, Mr. Culler was with INVESCO Capital Management, where he served as its Chief Investment Officer. Prior to his nine years at INVESCO, he served as a securities analyst and portfolio manager at First Union National Bank in Charlotte, South Carolina, where he began his 20-year career in the investment management industry. Mr. Culler holds a M.A. from Miami University.
COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND
Columbus Circle
Anthony Rizza, CFA, has been at Columbus Circle for the past 15 years and has managed Columbus Circle’s technology portfolio since 1994.
DWIGHT INTERMEDIATE FIXED INCOME FUND
Dwight
David T. Kilborn, CFA, joined Dwight as an investment manager in 1995 and has fifteen years of financial services experience. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte, North Carolina. He received his B.S. from Trinity College.
Robert P. Clancy is a Senior Vice President of Dwight. Mr. Clancy has twenty-two years of investment experience. Prior to joining Dwight in 2001, he was a Vice-President at Standish, Ayer & Wood and Senior Vice Portfolio Manager at Dewey Square Investors. He received his B.S. from Brown University.
DWIGHT SHORT TERM FIXED INCOME FUND
Dwight
Derrick M. Wulf is a Senior Vice President of Dwight. Mr. Wulf has seven years of financial services experience. Prior to joining Dwight in 1998, he was involved in institutional fixed income sales at First Union Capital.
David T. Kilborn, CFA (see description above)
EMERGING GROWTH FUND
Copper Rock
Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.
FOCUSED FUND
Liberty Ridge
Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.
GROWTH FUND
A team of professionals employed by Munder Capital Management (“Munder”) makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.
Tony Y. Dong, CFA, Director, Mid-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994.
Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.
Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

Turner
Christopher K. McHugh joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. McHugh was a Performance Specialist for worked for Provident Capital Management from 1986 to 1990.
Robert R. Turner, CFA, joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.
William C. McVail, CFA, joined Turner in 1998. He manages the consumer sector for all of Turner’s stock funds. Prior to joining Turner, Mr. McVail worked as a Portfolio Manager for Black Rock Equity Advisors from 1995 to 1998 and served as a Fixed Income Research Analyst and Equity Analyst for PNC Investment Management & Research from 1987 to 1995.
HEITMAN REIT FUND
Heitman
Timothy J. Pire, CFA, is managing director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser in 1994, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, LP.
Randall E. Newsome is executive vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Prior to joining the sub-adviser in 1994, Mr. Newsome served as vice president and research analyst with PRA Securities Advisors, LP.
Larry S. Antonatos is senior vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman’s trading positions. Prior to joining Heitman in 1998, Mr. Antonatos served as associate director with Fitch Investors Service, LP, in New York City (1997-1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago (1992 to 1997).
LARGE CAP FUND
Liberty Ridge
Jerome J. Heppelmann, CFA (see description above)
LARGE CAP GROWTH, LARGE CAP GROWTH CONCENTRATED AND SELECT GROWTH FUNDS
CastleArk
Jerome Castellini has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, LP (1989-1999), portfolio manager at Kemper Financial Harris Trust (1981-1989), and analyst at Harris Trust (1979-1981).

Robert Takazawa, Jr., has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, LP (1994-1999), and Kemper Financial (1973-1994).
Scott Pape has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, LP (1991-1999), portfolio manager at Illinois State Management Board (1987-1991), Sears Investment Management (1984-1987), and analyst at Commonwealth Edison (1981-1984).
Turner
Mark D. Turner joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.
Robert R. Turner, CFA, (see description above)
Robb J. Parlanti, CFA, joined Turner in 1993. He covers the cyclical sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, National Association from 1987 to 1993.
MID-CAP FUND
Liberty Ridge
Jerome J. Heppelmann, CFA (see description above)
SMALL CAP FUND
Eagle
Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.
Stacey Serafini Thomas, CFA, joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge
James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.
STRATEGIC SMALL COMPANY FUND
Copper Rock
Tucker Walsh (see description above)
Michael Malouf (see description above)
Eagle
Todd McCallister (see description above)
Stacey Serafini Thomas (see description above)
Liberty Ridge
James B. Bell, III, CFA (see description above)
TS&W SMALL CAP VALUE FUND
TS&W
Frank H. Reichel, III, has over sixteen years of experience managing value and small cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

ABOUT YOUR INVESTMENT
Your Share Price
The price of a Fund’s shares is based on that Fund’s net asset value (“NAV”). A Fund’s NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Old Mutual Cash Reserves Fund, each Fund’s NAV is calculated and each Fund’s shares are priced at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern Time) each day the exchange is open for business except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ official closing price provided by NASDAQ each business day. The Old Mutual Cash Reserves Fund shares are generally priced at 2:00 p.m. Eastern Time on each day the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally, weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or trading is restricted. Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.
Valuing Portfolio Securities
The Funds use pricing services to determine the market value of the securities in their portfolios. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system or on broker quotes. The market value of bonds is determined based on an evaluated price.
The Old Mutual Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board. See the “Fair Value Pricing” section of this Prospectus. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.
Fair Value Pricing
The Funds have fair value pricing procedures in place, and the Old Mutual Advisor Funds II Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.
INVESTING IN THE FUNDS
Policy Regarding Excessive and Short Term Trading
While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in excessive short-term trading activity (i.e. purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa). Short-term or excessive trading could lead to a Fund needing to maintain higher daily cash balances to meet redemption requests as well as higher transaction costs, either of which could adversely affect shareholder returns.
The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented, the following tools designed to discourage excessive short-term trading in the Funds:
1. trade activity monitoring;
2. trading guidelines;
3. a redemption fee on trades in all non-money market funds; and
4. selective use of fair value pricing.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements, such as SEC or U.S. Department of Labor requirements, or to enhance the effectiveness of the procedures.
Trade Activity Monitoring
Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the financial intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account. Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.
The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors (“financial intermediaries”) often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the willingness, ability and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Funds’ excessive short-term trading policy on shareholders in such accounts. There is no assurance that the financial intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all financial intermediaries.
Trading Guidelines
If a shareholder exceeds four exchanges out of a Fund (other than Old Mutual Cash Reserves Fund) per calendar year, or if Old Mutual Advisor Funds II, Old Mutual Capital or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), Old Mutual Advisor Funds II will not knowingly accept any additional purchase and exchange orders from such shareholder. Old Mutual Advisor Funds II and Old Mutual Capital and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not excessive short-term trading activity, for legitimate trading purposes and consistent with the best interests of shareholders. The movement out of (redemption) one fund and into (purchase) one or more other funds is considered a single exchange. Old Mutual Advisor Funds II may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.
The ability of Old Mutual Capital and its agents to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some brokers, retirement plan administrators and fee-based program sponsors may be unable, or unwilling, to abide by any Fund imposed trading or exchange restriction. These are reasons why this tool cannot eliminate completely the possibility of excessive short-term trading.
Redemption/Exchange Fee
All Funds (except the Old Mutual Cash Reserves Fund) will each impose a 2% redemption/exchange fee on total redemption proceeds (before applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.
The redemption fee will not be applicable to shares of the Old Mutual Cash Reserves Fund.
The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund will retain the fee for the benefit of the remaining shareholders.
The 2% redemption fee will not be charged (except as disclosed below) on transactions involving the following:
1.	total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2.	total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose redemption fees;

3.	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

4.	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5.	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.	redemptions initiated by a Fund, as permitted in the Prospectus.
The Old Mutual Advisor Funds II goal is to apply the redemption fee to all shares of each Fund (except the Old Mutual Cash Reserves Fund) regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund shall use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.
BUYING SHARES
You may purchase shares of each Fund directly through the Fund’s transfer agent before 4:00 p.m. Eastern Time any day the NYSE is open for business. Except for the Old Mutual Cash Reserves Fund, the price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Old Mutual Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund’s next calculated NAV. If you purchase shares of the Old Mutual Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund’s NAV as calculated on the next business day after receipt of the check or bank draft.
You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund’s NAV.

Concepts to Understand
TRADITIONAL IRA
An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.
SPOUSAL IRA
An IRA funded by a working spouse in the name of a nonworking spouse.
ROTH IRA
An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.
SIMPLE IRA
An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.
COVERDELL EDUCATION SAVINGS ACCOUNTS
A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.
For more complete IRA information, consult an Old Mutual Shareholder Services representative or a tax adviser.
Minimum Investments*

	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	no minimum	$50

*	Old Mutual Advisor Funds II reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

SELLING SHARES
You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund’s transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.
Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*	Wire fee is $10 per Federal Reserve Wire.
Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.
Written Redemption Orders
Some circumstances require written sell orders along with medallion signature guarantees. These include:
•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.
A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

GENERAL POLICIES
•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: Old Mutual Advisor Funds II is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•	Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•	SEI Trust Company, the custodian for Old Mutual Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 109. For non-retirement accounts, Old Mutual Advisor Funds II may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call Old Mutual Advisor Funds II at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Old Mutual Advisor Funds II at 1-800-433-0051 or write to 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. Electronic copies of most financial reports and prospectuses are available at Old Mutual Advisor Funds II website (www.omfunds.com).
Exchanges Between Funds
You may exchange some or all Advisor Class shares of a Fund for Advisor Class shares of any other Fund that has Advisor Class shares. Advisor Class shares of a Fund may not be exchanged for shares of any other Class of a Fund. Simply mail, telephone, or use the Fund’s internet website to provide your exchange instructions to the transfer agent.

See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for details of the limitations on exchanging between Funds, including possible redemption fees.
To Open an Account
In Writing:
Complete the application.
Mail your completed application and a check to:
Regular Mail:
Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
Overnight Mail:
Old Mutual Advisor Funds II
210 West 10th Street, 8th Floor
Kansas City, Missouri 64105
By Telephone:
Call us at 1-800-433-0051 to receive an account application and an account number.
By Wire:
Call us at 1-800-433-0051 to receive an account application and an account number. Wire your investment to the following bank. Include your name, social security or tax identification number, and account number with the wiring instructions.
United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469
Fund Name
Your Name
Your Social Security or tax ID number
Your account number
Return the account application.
By Automated Clearing House (ACH):
Currently you may not open an account through ACH
Via the Internet:
Visit the Old Mutual Advisor Funds II website at http://omfunds.com.
Enter the “Open An Account” screen and follow the instructions.

To Make Additional Investments to an Existing Account
In Writing:
Fill out an investment slip.
Mail the slip and the check to:
Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
By Telephone:
Call us at 1-800-433-0051.
By Wire:
Have your bank send your investment to:
United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469
Fund name
Your name
Your Social Security or tax ID number
Your account number
By Automated Clearing House (ACH):
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.
Via The Internet:
Complete the bank information section on the account application.
Enter the “My Account” section of the website and follow the instructions for purchasing shares.
To Sell Shares
In Writing:
Write a letter of instruction that includes the following information:
your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds.
If required, obtain a medallion signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:
Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
By Telephone:
Sales orders may be placed by telephone provided this option was selected on your account application. There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus. Please call 1-800-433-0051. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:
Sale proceeds may be wired at your request. Be sure Old Mutual Advisor Funds II has your wire instructions on file.
There is a $10 charge for each wire sent by the Fund.
By Automated Clearing House (ACH):
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.
Via the Internet:
Enter the “My Account” section of the website and follow the instructions for redeeming shares.
Systematic Withdraw Plan:
The Systematic Withdraw Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. If you would like to utilize the Systematic Withdraw Plan, complete the applicable section on the account application. Please note that to utilize this option, you must maintain a minimum account balance of $5,000.
Check Writing:
Check Writing is offered to shareholders of the Old Mutual Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.
DISTRIBUTION AND TAXES
The Equity Funds pay shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available, except the Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.
Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.
A sale or exchange of shares of a Fund (whether for cash or for shares of another Fund) may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax adviser about federal, state, and local tax consequences.
Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	15%
Distribution Arrangements
Old Mutual Advisor Funds II has four classes of shares, one of which, Advisor Class, is offered by this Prospectus. Advisor Class has the same rights and privileges as the other share classes of Old Mutual Advisor Funds II, except (i) each Class is subject to different sales charges (loads); (ii) each Class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each Class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are not permitted between the various share classes but only among the same class; and (iv) Advisor Class shares may have exclusive voting rights with respect to matters affecting only that class.
REVENUE SHARING
Payments by Old Mutual Advisor Funds II Distributors or its Affiliates
The Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to financial intermediaries. Financial intermediaries may include financial planners or financial advisers, brokers, dealers, banks, registered investment advisers, and 401(k) or other retirement plan administrators. These “revenue sharing” payments are made in exchange for certain services provided by the intermediary, such as placing Old Mutual Advisor Funds II and the Funds on the intermediary’s sales system or placing Old Mutual Advisor Funds II and the Funds on the intermediary’s preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to Old Mutual Advisor Funds II and the Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Old Mutual Advisor Funds II. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of Old Mutual Advisor Funds II) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Old Mutual Advisor Funds II logo.

From time to time, the Distributor may also pay “networking fees” to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces Old Mutual Advisor Funds II costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse. Old Mutual Advisor Funds II may pay a portion of the total networking fees paid to a broker.
The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.
The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer’s or intermediary’s sales and/or the value of Fund shares within a qualifying dealer’s or intermediary’s client accounts.
The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Adviser may also benefit from the Distributor’s activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.
Payments by Old Mutual Advisor Funds II
Like the Distributor, Old Mutual Advisor Funds II may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, Old Mutual Advisor Funds II may also pay networking fees to brokers, up to certain limits.
You can find further details in the Statement of Additional Information about these payments and the services provided in return by intermediaries. In certain cases, the payments to the intermediary could be significant.

FINANCIAL HIGHLIGHTS
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Fund’s Annual Report to Shareholders, which is available, free of charge, upon request.
For a Share Outstanding Throughout each Period

	Net				Realized and
	Asset				Unrealized		Distributions	Distributions
	Value	Net			Gains or	Total	from Net	from
	Beginning	Investment		Redemption	(Losses)	from	Investment	Capital	Total
	of Period	Loss		Fees	on Securities	Operations	Income	Gains	Distributions

Old Mutual Emerging Growth Fund
Class Z
2005	$12.66	$(0.16	) [1]	—	$(0.08)	$(0.24)	—	—	—
2004	7.94	(0.16	) [1]	—	4.88	4.72	—	—	—
2003	14.23	(0.14)		—	(6.15)	(6.29)	—	—	—
2002	15.96	(0.17	) [1]	—	(1.56)	(1.73)	—	—	—
2001	40.00	(0.10	) [1]	—	(21.81)	(21.91)	—	$(2.13)	$(2.13)

Old Mutual Growth Fund
Class Z
2005	$18.34	$(0.19	) [1]	—	$0.21	$0.02	—	—	—
2004	13.90	(0.20	) [1]	—	4.64	4.44	—	—	—
2003	18.94	(0.17	) [1]	—	(4.87)	(5.04)	—	—	—
2002	21.74	(0.20	) [1]	—	(2.60)	(2.80)	—	—	—
2001	58.73	(0.20	) [1]	—	(30.53)	(30.73)	—	$(6.26)	$(6.26)

Advisor Class
2005	$17.98	$(0.24	) [1]	—	$0.20	$(0.04)	—	—	—
2004	13.66	(0.24	) [1]	—	4.56	4.32	—	—	—
2003	18.66	(0.21	) [1]	—	(4.79)	(5.00)	—	—	—
2002	21.46	(0.26	) [1]	—	(2.54)	(2.80)	—	—	—
2001	58.19	(0.30	) [1]	—	(30.17)	(30.47)	—	$(6.26)	$(6.26)

					Ratio	Ratio of Net
					of Expenses	Investment Loss
					to Average	to Average
					Net Assets	Net Assets
					(Excluding	(Excluding
					Waivers,	Waivers,
Net		Net		Ratio of Net	Expenses	Expenses
Asset		Assets	Ratio	Investment	Borne by	Borne by
Value		End	of Expenses	Loss	Adviser	Adviser and	Portfolio
End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

$12.42	(1.90)%	$184,294	1.46%	(1.36)%	1.47%	(1.37)%	68.28%
12.66	59.45%	278,178	1.40%	(1.30)%	1.41%	(1.31)%	96.38%
7.94	(44.20)%	201,460	1.55%	(1.44)%	1.55%	(1.44)%	218.32%
14.23	(10.84)%	408,161	1.39%	(1.06)%	1.39%	(1.07)%	150.95%
15.96	(56.95)%	538,294	1.26%	(0.33)%	1.26%	(0.33)%	89.91%

$18.36	0.11%	$714,903	1.40%	(1.16)%	1.40%	(1.16)%	36.93%
18.34	31.94%	986,917	1.38%	(1.16)%	1.39%	(1.17)%	163.61%
13.90	(26.61)%	1,118,887	1.42%	(1.12)%	1.42%	(1.12)%	167.87%
18.94	(12.88)%	1,925,422	1.33%	(0.95)%	1.33%	(0.96)%	170.67%
21.74	(56.57)%	2,883,036	1.25%	(0.46)%	1.25%	(0.46)%	104.48%

$17.94	(0.22)%	$120	1.65%	(1.39)%	1.65%	(1.39)%	36.93%
17.98	31.63%	40,534	1.63%	(1.42)%	1.64%	(1.43)%	163.61%
13.66	(26.80)%	33,619	1.67%	(1.37)%	1.67%	(1.37)%	167.87%
18.66	(13.05)%	50,259	1.58%	(1.20)%	1.58%	(1.22)%	170.67%
21.46	(56.65)%	69,469	1.50%	(0.71)%	1.50%	(0.71)%	104.48%

Financial Highlights (continued)

	Net				Realized and
	Asset				Unrealized		Distributions	Distributions
	Value	Net			Gains or	Total	from Net	from
	Beginning	Investment		Redemption	(Losses)	from	Investment	Capital	Total
	of Period	Loss		Fees	on Securities	Operations	Income	Gains	Distributions

Old Mutual Large Cap Growth Concentrated Fund
Class Z
2005	$15.12	$(0.09	) [1]	—	$(1.00)	$(1.09)	—	—	—
2004	11.35	(0.17	) [1]	—	3.94	3.77	—	—	—
2003	15.15	(0.09	) [1]	—	(3.71)	(3.80)	—	—	—
2002	17.81	(0.11	) [1]	—	(2.55)	(2.66)	—	—	—
2001	44.34	(0.12	) [1]	—	(22.04)	(22.16)	—	$(4.37)	$(4.37)

Advisor Class
2005	$15.01	$(0.13	) [1]	—	$(0.99)	$(1.12)	—	—	—
2004	11.30	(0.21	) [1]	—	3.92	3.71	—	—	—
2003	15.10	(0.12	) [1]	—	(3.68)	(3.80)	—	—	—
2002	17.80	(0.16	) [1]	—	(2.54)	(2.70)	—	—	—
2001[2]	25.20	(0.02	) [1]	—	(7.38)	(7.40)	—	—	—

Old Mutual Large Cap Growth Fund
Class Z
2005	$19.80	$(0.08	) [1]	—	$(0.52)	$(0.60)	—	—	—
2004	15.10	(0.15	) [1]	—	4.85	4.70	—	—	—
2003	19.67	(0.11	) [1]	—	(4.46)	(4.57)	—	—	—
2002	22.90	(0.14	) [1]	—	(3.09)	(3.23)	—	—	—
2001	38.37	(0.05	) [1]	—	(13.48)	(13.53)	—	$(1.94)	$(1.94)

Advisor Class
2005	$19.64	$(0.14	) [1]	—	$(0.51)	$(0.65)	—	—	—
2004	15.02	(0.19	) [1]	—	4.81	4.62	—	—	—
2003	19.62	(0.15	) [1]	—	(4.45)	(4.60)	—	—	—
2002	22.89	(0.19	) [1]	—	(3.08)	(3.27)	—	—	—
2001[2]	29.10	(0.03	) [1]	—	(6.18)	(6.21)	—	—	—

Old Mutual Select Growth Fund
Class Z
2005	$20.91	$(0.26	) [1]	—	$(0.70)	$(0.96)	—	—	—
2004	15.71	(0.28	) [1]	—	5.48	5.20	—	—	—
2003	22.74	(0.19)		—	(6.84)	(7.03)	—	—	—
2002	26.58	(0.25	) [1]	—	(3.59)	(3.84)	—	—	—
2001	77.81	(0.24	) [1]	—	(48.55)	(48.79)	—	$(2.44)	$(2.44)

					Ratio	Ratio of Net
					of Expenses	Investment Loss
					to Average	to Average
					Net Assets	Net Assets
					(Excluding	(Excluding
					Waivers,	Waivers,
Net		Net		Ratio of Net	Expenses	Expenses
Asset		Assets	Ratio	Investment	Borne	Borne by
Value		End	of Expenses	Loss	by Adviser	Adviser and	Portfolio
End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

$14.03	(7.21)%	$153,215	1.46%	(0.64)%	1.46%	(0.64)%	41.95%
15.12	33.22%	217,059	1.46%	(1.24)%	1.47%	(1.25)%	73.65%
11.35	(25.08)%	209,192	1.48%	(0.74)%	1.48%	(0.74)%	156.30%
15.15	(14.94)%	333,115	1.36%	(0.66)%	1.36%	(0.67)%	152.53%
17.81	(53.84)%	501,921	1.23%	(0.34)%	1.23%	(0.34)%	142.46%

$13.89	(7.46)%	$107	1.71%	(0.85)%	1.71%	(0.85)%	41.95%
15.01	32.83%	96	1.71%	(1.50)%	1.72%	(1.51)%	73.65%
11.30	(25.17)%	63	1.73%	(1.00)%	1.73%	(1.00)%	156.30%
15.10	(15.17)%	60	1.61%	(0.91)%	1.61%	(0.92)%	152.53%
17.80	(29.37) %†	71	1.54%*	(0.40)%*	1.54%*	(0.40)%*	142.46%†

$19.20	(3.03)%	$143,955	1.32%	(0.43)%	1.32%	(0.43)%	35.70%
19.80	31.13%	184,688	1.34%	(0.83)%	1.35%	(0.84)%	63.17%
15.10	(23.23)%	172,972	1.33%	(0.67)%	1.33%	(0.67)%	124.58%
19.67	(14.10)%	258,297	1.26%	(0.62)%	1.26%	(0.63)%	148.93%
22.90	(36.55)%	327,689	1.18%	(0.14)%	1.18%	(0.14)%	146.18%

$18.99	(3.31)%	$318	1.57%	(0.72)%	1.57%	(0.72)%	35.70%
19.64	30.76%	561	1.59%	(1.09)%	1.60%	(1.10)%	63.17%
15.02	(23.45)%	497	1.58%	(0.93)%	1.58%	(0.93)%	124.58%
19.62	(14.29)%	156	1.51%	(0.87)%	1.51%	(0.88)%	148.93%
22.89	(21.34)%†	79	1.43%*	(0.42)%*	1.43%*	(0.42)%*	146.18%†

$19.95	(4.59)%	$163,617	1.53%	(1.28)%	1.53%	(1.28)%	141.68%
20.91	33.10%	231,034	1.52%	(1.44)%	1.53%	(1.45)%	179.85%
15.71	(30.91)%	225,127	1.55%	(1.02)%	1.55%	(1.02)%	381.73%
22.74	(14.45)%	413,134	1.38%	(0.94)%	1.38%	(0.95)%	301.58%
26.58	(64.23)%	662,551	1.26%	(0.43)%	1.26%	(0.43)%	157.72%

Financial Highlights (continued)

	Net				Realized and
	Asset	Net			Unrealized		Distributions	Distributions
	Value	Investment			Gains or	Total	from Net	from
	Beginning	Income		Redemption	(Losses)	from	Investment	Capital	Total
	of Period	Loss		Fees	on Securities	Operations	Income	Gains	Distributions

Old Mutual Strategic Small Company Fund

Class Z
2005	$13.68	$(0.16	) [1]	—	$0.95	$0.79	—	—	—
2004	8.72	(0.14	) [1]	—	5.10	4.96	—	—	—
2003	13.37	(0.11	) [1]	—	(4.54)	(4.65)	—	—	—
2002	12.08	(0.13	) [1]	—	1.42	1.29	—	—	—
2001	19.34	(0.11	) [1]	—	(4.55)	(4.66)	—	$(2.60)	$(2.60)

Advisor Class
2005	$13.63	$(0.19	) [1]	—	$0.94	$0.75	—	—	—
2004	8.71	(0.18	) [1]	—	5.10	4.92	—	—	—
2003 [3]	9.29	(0.07)		—	(0.51)	(0.58)	—	—	—

Old Mutual Analytic U.S. Long/Short Fund

Class Z
2005	$9.84	$0.06	[1]	—	$0.77	$0.83	$(0.07)	—	$(0.07)
2004	7.35	0.05	[1]	—	2.48	2.53	(0.04)	—	(0.04)
2003	10.42	0.06		—	(3.06)	(3.00)	(0.07)	—	(0.07)
2002 [4]	10.33	0.02		—	0.07	0.09	—	—	—
2001 [5]	11.09	0.07		—	(0.76)	(0.69)	(0.07)	—	(0.07)
2000 [5]	12.31	0.06		—	(1.20)	(1.14)	(0.06)	$(0.02)	(0.08)

Old Mutual Focused Fund

Class Z
2005	$17.19	$0.07	[1]	—	$1.35	$1.42	—	—	—
2004	12.01	(0.02	) [1]	—	5.20	5.18	—	—	—
2003	16.20	(0.02)		—	(4.17)	(4.19)	—	—	—
2002	17.41	(0.04	) [1]	—	(1.03)	(1.07)	$(0.06)	$(0.08)	$(0.14)
2001	18.51	0.07	[1]	—	(0.74)	(0.67)	—	(0.43)	(0.43)

					Ratio	Ratio of Net
					of Expenses	Investment Income (Loss)
					to Average	to Average
					Net Assets	Net Assets
					(Excluding	(Excluding
					Waivers,	Waivers,
Net		Net		Ratio of Net	Expenses	Expenses
Asset		Assets	Ratio	Investment	Borne by	Borne by
Value		End	of Expenses	Income (Loss)	Adviser	Adviser and	Portfolio
End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

$14.47	5.77%	$51,156	1.50%	(1.17)%	1.61%	(1.28)%	80.38%
13.68	56.88%	69,838	1.50%	(1.14)%	1.60%	(1.24)%	96.80%
8.72	(34.78)%	57,738	1.50%	(1.09)%	1.57%	(1.16)%	113.26%
13.37	10.68%	86,243	1.50%	(0.96)%	1.52%	(0.97)%	118.88%
12.08	(27.04)%	76,331	1.50%	(0.63)%	1.50%	(0.63)%	143.04%

$14.38	5.50%	$1,550	1.75%	(1.42)%	1.86%	(1.53)%	80.38%
13.63	56.49%	1,779	1.75%	(1.41)%	1.85%	(1.51)%	96.80%
8.71	(8.99)%†	509	1.75%*	(1.28)%*	1.87%*	(1.40)%*	113.26%

$10.60	8.49%	$55,219	1.28%	0.57%	1.28%	0.57%	173.71%
9.84	34.50%	65,668	1.24%	0.59%	1.25%	0.58%	267.41%
7.35	(28.83)%	53,983	1.19%	0.62%	1.31%	0.50%	212.69%
10.42	0.89%†	101,615	0.99%*	0.63%*	1.33%*	0.29%*	65.99%†
10.33	(6.22)%	95,031	0.99%	0.64%	1.09%	0.54%	229.00%
11.09	(9.33)%	118,545	0.97%	0.53%	0.97%	0.53%	270.00%

$18.61	8.26%	$19,724	1.49%	0.42%	1.62%	0.29%	192.04%
17.19	43.13%	26,574	1.50%	(0.15)%	1.54%	(0.19)%	240.63%
12.01	(25.86)%	23,293	1.50%	(0.23)%	1.50%	(0.23)%	281.70%
16.20	(6.18)%	34,675	1.37%	(0.24)%	1.37%	(0.25)%	433.98%
17.41	(3.59)%	58,724	1.34%	0.37%	1.34%	0.37%	404.36%

Financial Highlights (continued)

	Net				Realized and
	Asset	Net			Unrealized		Distributions	Distributions
	Value	Investment			Gains or	Total	from Net	from
	Beginning	Income		Redemption	(Losses)	from	Investment	Capital	Total
	of Period	(Loss)		Fees	on Securities	Operations	Income	Gains	Distributions

Old Mutual Large Cap Fund
Class Z
2005	$11.93	$0.08	[1]	—	$0.25	$0.33	$(0.13)	—	$(0.13)
2004	9.50	0.15	[1]	—	2.43	2.58	(0.15)	—	(0.15)
2003	13.34	0.13	[1]	—	(3.82)	(3.69)	(0.15)	—	(0.15)
2002	13.90	0.03	[1]	—	(0.57)	(0.54)	(0.02)	—	(0.02)
2001	11.97	0.21	[1]	—	2.21	2.42	(0.08)	$(0.41)	(0.49)

Advisor Class
2005	$11.89	$0.05	[1]	—	$0.25	$0.30	$(0.09)	—	$(0.09)
2004	9.48	0.12	[1]	—	2.42	2.54	(0.13)	—	(0.13)
2003	13.30	0.09	[1]	—	(3.79)	(3.70)	(0.12)	—	(0.12)
2002	13.88	—	[1]	—	(0.58)	(0.58)	—	—	—
2001[2]	13.88	0.01	[1]	—	(0.01)	—	—	—	—

Old Mutual Mid-Cap Fund
Class Z
2005	$17.93	$(0.03	) [1]	—	$1.73	$1.70	—	$(1.66)	$(1.66)
2004	12.29	(0.07	) [1]	—	5.71	5.64	—	—	—
2003	15.74	(0.04	) [1]	—	(3.41)	(3.45)	—	—	—
2002	14.44	(0.02	) [1]	—	1.32	1.30	—	—	—
2001	13.82	0.09	[1]	—	1.20	1.29	$(0.03)	$(0.64)	$(0.67)

Advisor Class
2005	$17.82	$(0.07	) [1]	—	$1.70	$1.63	—	$(1.66)	$(1.66)
2004	12.25	(0.11	) [1]	—	5.68	5.57	—	—	—
2003	15.72	(0.07	) [1]	—	(3.40)	(3.47)	—	—	—
2002 [6]	13.90	(0.03	) [1]	—	1.85	1.82	—	—	—

Old Mutual Small Cap Fund
Class Z
2005	$20.29	$(0.20	) [1]	—	$2.07	$1.87	—	—	—
2004	13.27	(0.15	) [1]	—	7.17	7.02	—	—	—
2003	20.65	(0.13	) [1]	—	(7.25)	(7.38)	—	—	—
2002	18.48	(0.14	) [1]	—	2.31	2.17	—	—	—
2001	18.75	(0.02	) [1]	—	0.58	0.56	—	$(0.83)	$(0.83)

Advisor Class
2005	$20.15	$(0.26	) [1]	—	$2.06	$1.80	—	—	—
2004	13.20	(0.19	) [1]	—	7.14	6.95	—	—	—
2003	20.60	(0.17	) [1]	—	(7.23)	(7.40)	—	—	—
2002	18.47	(0.22	) [1]	—	2.35	2.13	—	—	—
2001[2]	19.67	(0.02	) [1]	—	(1.18)	(1.20)	—	—	—

					Ratio	Ratio of Net
					of Expenses	Investment Income (Loss)
					to Average	to Average
					Net Assets	Net Assets
					(Excluding	(Excluding
				Ratio of Net	Waivers,	Waivers,
Net		Net		Investment	Expenses	Expenses
Asset		Assets	Ratio	Income	Borne by	Borne by
Value		End	of Expenses	(Loss)	Adviser	Adviser and	Portfolio
End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

$12.13	2.73%	$122,043	1.21%	0.69%	1.21%	0.69%	152.98%
11.93	27.20%	214,710	1.20%	1.34%	1.21%	1.33%	252.96%
9.50	(27.73)%	283,989	1.20%	1.18%	1.20%	1.18%	428.30%
13.34	(3.86)%	524,236	1.14%	0.24%	1.14%	0.24%	947.66%
13.90	20.42%	425,414	1.16%	0.91%	1.16%	0.91%	1184.89%

$12.10	2.53%	$441	1.46%	0.44%	1.46%	0.44%	152.98%
11.89	26.81%	723	1.45%	1.03%	1.46%	1.02%	252.96%
9.48	(27.86)%	451	1.45%	0.86%	1.45%	0.86%	428.30%
13.30	(4.15)%	195	1.39%	(0.04)%	1.39%	(0.04)%	947.66%
13.88	0.00%†	100	1.40%*	0.39%*	1.40%*	0.39%*	1184.89%†

$17.97	9.59%	$455,657	1.33%	(0.18)%	1.33%	(0.18)%	116.71%
17.93	45.89%	452,530	1.37%	(0.47)%	1.38%	(0.48)%	143.80%
12.29	(21.92)%	288,030	1.40%	(0.33)%	1.40%	(0.33)%	195.22%
15.74	9.00%	464,987	1.32%	(0.15)%	1.32%	(0.15)%	236.85%
14.44	9.43%	231,117	1.35%	0.40%	1.35%	0.40%	248.10%

$17.79	9.25%	$8,416	1.58%	(0.37)%	1.58%	(0.37)%	116.71%
17.82	45.47%	6,493	1.62%	(0.72)%	1.63%	(0.73)%	143.80%
12.25	(22.07)%	1,634	1.65%	(0.54)%	1.65%	(0.54)%	195.22%
15.72	13.09%†	127	1.55%*	(0.49)%*	1.55%*	(0.49)%*	236.85%†

$22.16	9.22%	$60,556	1.50%	(1.01)%	1.61%	(1.12)%	98.18%
20.29	52.90%	102,497	1.50%	(0.84)%	1.56%	(0.90)%	116.57%
13.27	(35.74)%	102,497	1.50%	(0.83)%	1.59%	(0.92)%	115.44%
20.65	11.74%	290,007	1.48%	(0.72)%	1.48%	(0.72)%	144.85%
18.48	2.99%	251,994	1.49%	(0.09)%	1.49%	(0.09)%	177.69%

$21.95	8.93%	$19	1.75%	(1.30)%	1.86%	(1.41)%	98.18%
20.15	52.65%	97	1.74%	(1.11)%	1.80%	(1.17)%	116.57%
13.20	(35.92)%	165	1.75%	(1.08)%	1.84%	(1.17)%	115.44%
20.60	11.53%	364	1.73%	(1.12)%	1.73%	(1.12)%	144.85%
18.47	(6.10)%†	94	1.73%*	(0.34)%*	1.73%*	(0.34)%*	177.69%†

Financial Highlights (continued)

	Net				Realized and
	Asset				Unrealized		Distributions	Distributions
	Value	Net			Gains or	Total	from Net	from	Return
	Beginning	Investment		Redemption	(Losses)	from	Investment	Capital	of
	of Period	Loss		Fees	on Securities	Operations	Income	Gains	Capital

Old Mutual Barrow Hanley Value Fund
Class Z
2005	$15.88	$0.06	[1]	—	$0.99	$1.05	$(0.05)	$(0.23)	—
2004	11.84	0.05	[1]	—	4.07	4.12	(0.06)	(0.02)	—
2003	16.40	0.14		—	(4.31)	(4.17)	(0.15)	(0.24)	—
2002 [7]	15.92	0.20		—	2.34	2.54	(0.14)	(1.92)	—
2001 [8]	10.87	0.21		—	5.49	5.70	(0.21)	(0.44)	—
2000 [8]	12.19	0.16		—	(1.18)	(1.02)	(0.16)	(0.14)	—

Advisor Class
2005	$15.86	$0.01	[1]	—	$1.01	$1.02	$(0.03)	$(0.23)	—
2004 ††	14.23	0.04	[1]	—	1.66	1.70	(0.05)	(0.02)	—

Old Mutual TS&W Small Cap Value Fund
Class Z
2005	$20.80	$(0.16	) [1]	—	$4.97	$4.81	—	$(0.41)	—
2004^	16.12	(0.05	) [1]	—	4.89	4.84	—	(0.16)	—

Old Mutual Heitman REIT Fund
Class Z
2005	$11.66	$0.30	[1]	—	$1.01 ^^^	$1.31	$(0.29)	$(0.91)	—
2004	8.06	0.31	[1]	—	3.80	4.11	(0.34)	(0.12)	$(0.05	) [10]
2003	9.58	0.30	[1]	—	(0.87)	(0.57)	(0.31)	(0.61)	(0.03	) [10]
2002	8.78	0.09		—	0.80	0.89	(0.09)	—	—
2001 [5,9]	9.56	0.47		—	0.46	0.93	(0.45)	(1.21)	(0.05	) [10]
2000 [5]	8.04	0.36		—	1.60	1.96	(0.36)	—	(0.08	) [10]

Advisor Class
2005	$11.61	$0.26	[1]	—	$1.02 ^^^	$1.28	$(0.26)	$(0.91)	—
2004	8.03	0.30	[1]	—	3.76	4.06	(0.31)	(0.12)	$(0.05	) [10]
2003	9.55	0.27	[1]	—	(0.86)	(0.59)	(0.30)	(0.61)	(0.02	) [10]
2002	8.75	0.09		—	0.79	0.88	(0.08)	—	—
2001 [5,9]	9.55	0.43		—	0.45	0.88	(0.43)	(1.21)	(0.04	) [10]
2000 [5]	8.04	0.31		—	1.60	1.91	(0.33)	—	(0.07	) [10]

						Ratio	Ratio of Net
						of Expenses	Investment
						to Average	Income (Loss
						Net Assets	to Average
					Ratio	(Excluding	Net Assets
					of Net	Waivers,	(Excluding Waivers,
	Net		Net		Investment	Expenses Borne	Expenses Borne
	Asset		Assets	Ratio	Income	by Adviser,	by Adviser,
	Value		End	of Expenses	(Loss)	Reimbursements	Reimbursements	Portfolio
Total	End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
Distributions	of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

$(0.28)	$16.65	6.64%	$1,374,194	1.44%	0.34%	1.46%	0.32%	20.03%
(0.08)	15.88	34.82%	1,128,195	1.48%	0.36%	1.49%	0.35%	24.31%
(0.39)	11.84	(25.73)%	647,508	1.45%	1.00%	1.52%	0.93%	50.05%
(2.06)	16.40	17.48%†	621,735	1.40%*	1.26%*	1.44%*	1.23%*	39.02%†
(0.65)	15.92	53.22%	272,069	1.40%	1.41%	1.41%	1.40%	111.00%
(0.30)	10.87	(8.39)%	84,226	1.40%	1.47%	1.47%	1.40%	54.00%

$(0.26)	$16.62	6.41%	$894	1.69%	0.09%	1.71%	0.07%	20.03%
(0.07)	15.86	11.97%†	723	1.75%*	0.35%*	1.76%*	0.34%*	24.31%†

$(0.41)	$25.20	23.23%	$91,746	1.50%	(0.68)%	1.54%	(0.72)%	27.69%
(0.16)	20.80	30.16%†	25,553	1.50%*	(0.42)%*	1.73%*	(0.65)%*	27.33%†

$(1.20)	$11.77	10.96%	$145,088	1.31%	2.52%	1.31%	2.52%	82.58%
(0.51)	11.66	52.08%	133,980	1.30%	3.15%	1.31%	3.14%	78.20%
(0.95)	8.06	(5.73)%	70,039	1.27%	3.42%	1.33%	3.36%	110.81%
(0.09)	9.58	10.11%†	76,679	1.36%*	4.20%*	1.47%*	4.09%*	25.08%†
(1.71)	8.78	10.41%	61,378	1.14%	4.57%	1.14%	4.57%	139.00%
(0.44)	9.56	24.90%	75,013	1.36%	4.14%	1.36%	4.14%	76.00%

$(1.17)	$11.72	10.73%	$13,886	1.56%	2.25%	1.56%	2.25%	82.58%
(0.48)	11.61	51.66%	17,664	1.55%	3.04%	1.56%	3.03%	78.20%
(0.93)	8.03	(5.99)%	14,578	1.52%	3.15%	1.58%	3.09%	110.81%
(0.08)	9.55	10.08%†	19,738	1.61%*	3.86%*	1.72%*	3.73%*	25.08%†
(1.68)	8.75	9.88%[11]	18,858	1.62%	4.07%	1.62%	4.07%	139.00%
(0.40)	9.55	24.22%[11]	23,417	1.89%	3.54%	1.89%	3.54%	76.00%

Financial Highlights (continued)

	Net
	Asset	Net			Realized and		Distributions	Distributions
	Value	Investment			Unrealized	Total	from Net	from	Return
	Beginning	Income		Redemption	Gains on	from	Investment	Capital	of	Total
	of Period	(Loss)		Fees	Securities	Operations	Income	Gains	Capital	Distributions

Columbus Circle Technology and Communications Fund
Class Z
2005	$10.77	$(0.13	) [1]	—	$(0.24)	$(0.37)	—	—	—	—
2004	7.31	(0.14	) [1]	—	3.60	3.46	—	—	—	—
2003	14.79	(0.11	) [1]	—	(7.37)	(7.48)	—	—	—	—
2002	19.70	(0.21	) [1]	—	(4.70)	(4.91)	—	—	—	—
2001	85.02	(0.46	) [1]	—	(59.61)	(60.07)	—	$(5.25)	—	$(5.25)

Advisor Class
2005	$10.68	$(0.15	) [1]	—	$(0.24)	$(0.39)	—	—	—	—
2004	7.27	(0.16	) [1]	—	3.57	3.41	—	—	—	—
2003	14.75	(0.13	) [1]	—	(7.35)	(7.48)	—	—	—	—
2002	19.70	(0.23	) [1]	—	(4.72)	(4.95)	—	—	—	—
2001 [2]	34.43	(0.04	) [1]	—	(14.69)	(14.73)	—	—	—	—

Old Mutual Dwight Intermediate Fixed Income Fund
Class Z
2005	$10.30	$0.35	[1]	—	$0.03	$0.38	$(0.36)	$(0.20)	—	$(0.56)
2004 ^^	10.00	0.23	[1]	—	0.38	0.61	(0.23)	(0.08)	—	(0.31)

Old Mutual Dwight Short Term Fixed Income Fund
Class Z
2005	$10.00	$0.21	[1]	—	$(0.11)#	$0.10	$(0.25)	$(0.04)	—	$(0.29)
2004	10.00	0.29	[1]	—	0.04	0.33	(0.29)	—	$(0.04)	(0.33)
2003	10.00	0.39		—	0.04	0.43	(0.43)	—	—	(0.43)
2002 [12]	10.00	0.20		—	—	0.20	(0.20)	(0.04)	—	(0.24)
2001 [13]	10.00	0.61		$0.01	—	0.62	(0.62)	—	—	(0.62)
2000 [13]	10.00	0.65		0.01	—	0.66	(0.66)	—	—	(0.66)

Advisor Class
2005	$10.00	$0.19	[1]	—	$(0.10)#	$0.09	$(0.23)	$(0.04)	—	$(0.27)
2004	10.00	0.26	[1]	—	0.05	0.31	(0.27)	—	$(0.04)	(0.31)
2003 [14]	10.00	0.25		—	0.01	0.26	(0.26)	—	—	(0.26)

						Ratio	Ratio of Net
						of Expenses	Investment
						to Average	Income (Loss
						Net Assets	to Average
					Ratio	(Excluding	Net Assets
					of Net	Waivers,	(Excluding Waivers,
	Net		Net		Investment	Expenses Borne	Expenses Borne
	Asset		Assets	Ratio	Income	by Adviser,	by Adviser,
Reverse	Value		End	of Expenses	(Loss)	Reimbursements	Reimbursements	Portfolio
Stock	End	Total	of Period	to Average	to Average	and Expense	Expense	Turnover
Split	of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)	Rate

—	$10.40	(3.44)%	$229,768	1.64%	(1.22)%	1.64%	(1.22)%	63.05%
—	10.77	47.33%	314,112	1.66%	(1.40)%	1.67%	(1.41)%	135.24%
—	7.31	(50.57)%	262,244	1.54%	(1.24)%	1.54%	(1.24)%	261.67%
—	14.79	(24.92)%	581,091	1.39%	(1.17)%	1.39%	(1.19)%	185.33%
—	19.70	(74.20)%	920,965	1.25%	(0.81)%	1.25%	(0.81)%	291.41%

—	$10.29	(3.65)%	$8,536	1.89%	(1.45)%	1.89%	(1.45)%	63.05%
—	10.68	46.91%	14,303	1.90%	(1.64)%	1.91%	(1.65)%	135.24%
—	7.27	(50.71)%	7,285	1.79%	(1.47)%	1.79%	(1.47)%	261.67%
—	14.75	(25.13)%	10,288	1.64%	(1.42)%	1.64%	(1.44)%	185.33%
—	19.70	(42.78)%†	172	1.50%*	(0.58)%*	1.50%*	(0.58)%*	291.41%

—	$10.12	3.72%	$7,302	0.85%	3.38%	2.05%	2.18%	350.28%
—	10.30	6.19%†	6,377	0.85%*	3.33%*	2.36%*	1.82%*	258.83%†

—	$9.81	1.02%	$392,118	0.83%	2.08%	1.17%	1.74%	400.26%
—	10.00	3.38%	1,424,238	1.00%	2.87%	1.30%	2.57%	257.21%
—	10.00	4.38%	1,192,971	1.00%	3.65%	1.34%	3.31%	222.67%
$0.04	10.00	1.98%†	518,004	1.00%*	4.67%*	1.32%*	4.35%*	116.91%†
—	10.00	6.34%	71,298	1.00%	5.97%	1.62%	5.35%	196.00%
—	10.00	6.80%	24,065	1.03%	6.53%	1.84%	5.69%	72.00%

—	$9.82	0.88%<	$2,360	1.08%	1.86%	1.42%	1.52%	400.26%
—	10.00	3.14%	8,074	1.25%	2.59%	1.55%	2.29%	257.21%
—	10.00	2.64%†	2,132	1.25%*	3.02%*	1.59%*	2.68%*	222.67%

Financial Highlights (concluded)

	Net		Relized and
	Asset		Unrealized		Distributions	Distributions
	Value	Net	Gains or	Total	from Net	from
	Beginning	Investment	(Losses)	from	Investment	Capital	Total
	of Period	Income	on Securities	Operations	Income	Gains	Distributions

Old Mutual Cash Reserves Fund
Class Z
2005	$1.00	$0.01 [1]	—	$0.01	$(0.01)	—	$(0.01)
2004	1.00	— [1]	—	—	—	—	—
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)
2002	1.00	0.03	—	0.03	(0.03)	—	(0.03)
2001	1.00	0.06	—	0.06	(0.06)	—	(0.06)

*	Annualized

†	Total return and portfolio turnover have not been annualized.

††	The Old Mutual Barrow Hanley Value Fund Advisor Class commenced operations on June 30, 2003.

^	The Old Mutual TS&W Small Cap Value Fund commenced operations on July 25, 2003.

^^	The Old Mutual Dwight Intermediate Fixed Income Fund commenced operations on July 31, 2003.

^^^	In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations,this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.

#	The impact of the payment from affiliate increased the Realized and Unrealized Gains on Securities by $0.07 per share.

<	A percentage of the total return consists of a payment from the Adviser. Excluding the payment by affiliate the total return would have been 0.30% and 0.16% for the Class Z and Advisor Class, respectively.

1	Per share calculations were performed using average shares for the period.

2	The Old Mutual Large Cap Growth Concentrated Fund Advisor Class, Old Mutual Large Cap Growth Fund Advisor Class, Old Mutual Large Cap Fund Advisor Class, Old Mutual Small Cap Fund Advisor Class and Old Mutual Columbus Circle Technology and Communications Fund Advisor Class commenced operations on December 29, 2000.

3	The Old Mutual Strategic Small Company Fund Advisor Class commenced operations on August 31, 2002.

4	On January 11, 2002, the Old Mutual Analytic U.S. Long/Short Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the Fund prior to the acquisition were those of the predecessor fund,the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was a series of the UAM Funds, Inc. II.

5	For the year ended December 31.

6	The Old Mutual Mid-Cap Fund Advisor Class commenced operations on October 31, 2001.

					Ratio	Ratio of Net
					of Expenses	Investment
					to Average	Income
					Net Assets	to Average
					(Excluding	Net Assets
					Waivers,	(Excluding
Net		Net		Ratio of Net	Expenses	Waivers, Expenses
Asset		Assets	Ratio	Investment	Borne	Borne by
Value		End	of Expenses	Loss	by Adviser	Adviser and
End	Total	of Period	to Average	to Average	and Expense	Expense
of Period	Return	(000)	Net Assets	Net Assets	Reduction)	Reduction)

$1.00	0.91%	$41,720	0.82%	0.87%	0.83%	0.86%
1.00	0.32%	53,905	0.88%	0.32%	0.89%	0.31%
1.00	0.94%	94,459	0.75%	0.93%	0.75%	0.93%
1.00	2.55%	107,513	0.59%	2.92%	0.59%	2.91%
1.00	5.98%	525,463	0.52%	5.78%	0.52%	5.78%

7	On December 14, 2001, the Old Mutual Barrow Hanley Value Fund acquired the assets of the Portfolio. The operations of the Old Mutual Barrow Hanley Value Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.

8	For the year or period ended April 30.

9	On December 14, 2001, the Old Mutual Heitman REIT Fund acquired the assets of the Heitman Real Estate Portfolio. The operations of the Old Mutual Heitman REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.

10	Historically, the Old Mutual Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

11	The total returns prior to the acquisition do not include the sales charge. The Advisor Class of the Fund’s predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included,the returns would have been lower.

12	On January 11, 2002, the Old Mutual Dwight Short Term Fixed Income Fund (formerly known as the PBHG IRA Capital Preservation Fund) acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.

13	For the year or period ended October 31.

14	The Old Mutual Dwight Short Term Fixed Income Fund Advisor Class commenced operations on July 31,2002.
Amounts designated as “—”are either $0 or have been rounded to $0.

FOR MORE INFORMATION
Old Mutual Advisor Funds II
For investors who want more information about the Funds, the following documents are available free upon request:
Statement of Additional Information
(SAI) Provides more information about the Funds and is incorporated into this Prospectus by reference.
Annual/Semi-Annual Reports
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year or half-year.
To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries:
By Telephone:
1-800-433-0051
By Mail:
Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
Via the Internet:
www.omfunds.com
Reports and other information about Old Mutual Advisor Funds II (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about Old Mutual Advisor Funds II are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.
Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge (i) on the Old Mutual Advisor Funds II website at www.omfunds.com; (ii) by calling 1-800-433-0051; and (iii) on the Commission’s website at www.sec.gov. Old Mutual Advisor Funds II has adopted a Code of Ethical Conduct pursuant to Section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 1-800-433-0051 or by visiting the Securities and Exchange Commission website at www.sec.gov.
The complete portfolio holdings of each Fund as of the end of each calendar quarter is available on the Old Mutual Advisor Funds II website at www.omfunds.com. Portfolio holdings will be posted to the website on the 15th calendar day after the end of each calendar quarter and will remain available until replaced with the Fund’s portfolio holdings for the following calendar quarter end.
INVESTMENT ADVISER
Old Mutual Capital, Inc.
DISTRIBUTOR
Old Mutual Fund Distributors
SEC File Number 811-04391
D-06-157   03/2006

Protecting Your Personal Information
The Old Mutual Advisor Funds II has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.
Restricted Use of Information
Occasionally, we may disclose this information to companies that perform services for the Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Funds’ proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order or regulatory inquiry. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to “opt out” if you did not want information to be released.
Safeguards to Keep Information Secure
We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.
THIS PAGE IS NOT PART OF THE PROSPECTUS